Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	UNIVERSAL HOSPITAL SERVICES INC
Entity Central Index Key	0000886171
Document Type	S-4
Document Period End Date	Jun 30, 2011
Amendment Flag	true
Amendment Description	Universal Hospital Services, Inc. is filing this Post-Effective Amendment No. 1 (the "Post-Effective Amendment") to its Registration Statement on Form S-4 (File No. 333-176504), filed with the Securities and Exchange Commission on August 25, 2011 and declared effective on September 12, 2011 (the "Original Registration Statement"), for the sole purpose of submitting XBRL-related exhibits. Except for the matters described above, this Post-Effective Amendment does not modify or update disclosures in, or exhibits to, the Original Registration Statement. Furthermore, this amendment does not change any previously reported financial results, nor does it reflect events occurring after the date of the Original Registration Statement.
Entity Filer Category	Non-accelerated Filer

Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Current assets:
Accounts receivable, less allowance for doubtful accounts	$ 65,388	$ 59,962	$ 60,079
Inventories	6,031	4,761	5,236
Deferred income taxes	11,942	10,715	8,733
Other current assets	5,197	3,342	2,983
Total current assets	126,305	78,780	77,031
Cash and cash equivalents	37,747		0	12,006
Property and equipment, net:
Medical equipment, net	231,808	206,842	197,859
Property and office equipment, net	22,073	20,762	19,406
Total property and equipment, net	253,881	227,604	217,265
Other long-term assets:
Goodwill	323,989	280,211	280,211
Other intangibles, net	251,524	234,915	248,653
Other, primarily deferred financing costs, net	14,091	11,518	12,243
Total assets	969,790	833,028	835,403
Current liabilities:
Current portion of long-term debt	5,562	3,764	4,062
Book overdrafts	4,739	3,566	3,302
Accounts payable	23,575	26,943	18,075
Accrued compensation	14,520	11,648	10,432
Accrued interest	4,827	3,601	3,696
Other accrued expenses	13,355	9,472	9,174
Total current liabilities	111,098	58,994	48,741
Long-term debt, less current portion	650,134	521,281	514,557
Pension and other long-term liabilities	8,222	6,302	6,465
Interest rate swap		16,347	21,286
Payable to Parent	16,937	13,702	6,342
Deferred income taxes	75,061	69,663	64,021
Commitments and contingencies
Shareholders' equity
Common stock
Additional paid-in capital	214,294	248,794	248,794
Accumulated deficit	(94,831)	(87,276)	(58,165)
Accumulated other comprehensive loss	(11,495)	(14,779)	(16,638)
Total shareholders' equity	107,968	146,739	173,991	188,451	223,695
Total liabilities and shareholders' equity	$ 969,790	$ 833,028	$ 835,403

Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 2,082	$ 2,000	$ 2,450
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenue
Medical equipment outsourcing	$ 73,847	$ 60,818	$ 140,086	$ 125,992	$ 250,455	$ 232,623	$ 223,676
Technical and professional services	11,361	11,152	22,231	21,965	44,426	42,395	45,225
Medical equipment sales and remarketing	5,876	4,763	11,482	8,950	22,541	22,186	20,218
Total revenues	91,084	76,733	173,799	156,907	317,422	297,204	289,119
Cost of Sales
Cost of medical equipment outsourcing	28,466	22,452	52,900	45,069	91,520	83,553	82,030
Cost of technical and professional services	8,227	8,064	16,110	15,848	31,690	30,539	32,676
Cost of medical equipment sales and remarketing	4,600	3,724	8,900	7,071	16,342	18,177	15,473
Medical equipment depreciation	17,505	17,358	34,673	34,815	69,496	64,267	61,751
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,798	51,598	112,583	102,803	209,048	196,536	191,930
Gross margin	32,286	25,135	61,216	54,104	108,374	100,668	97,189
Selling, general and administrative	27,111	20,982	49,491	42,052	89,336	84,225	85,166
Intangible asset impairment charge							4,000
Operating income	3,950	4,153	9,726	12,052	19,038	16,443	8,023
Interest expense	12,745	11,855	24,450	23,362	46,457	46,505	46,878
Loss before income taxes	(8,795)	(7,702)	(14,724)	(11,310)	(27,419)	(30,062)	(38,855)
Provision (benefit) for income taxes	(7,520)	(2,562)	(7,307)	(3,890)	1,692	(11,489)	(15,359)
Net loss					$ (29,111)	$ (18,573)	$ (23,496)

Statements of Shareholders' Equity and Other Comprehensive Loss (USD $) In Thousands, unless otherwise specified	Total	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Comprehensive Loss
Balances at Dec. 31, 2007	$ 223,695	$ 248,794	$ (16,096)	$ (9,003)
Comprehensive loss:
Net loss	(23,496)		(23,496)		(23,496)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $373 and $2,906 for the year ended 2009 and 2008, respectively				(4,384)	(4,384)
Unrealized gain (loss) on cash flow hedge, net of tax of $2,100, $2,340 and $5,122 for the year ended 2010, 2009 and 2008, respectively				(7,364)	(7,364)
Total Comprehensive loss	(35,244)				(35,244)
Balances at Dec. 31, 2008	188,451	248,794	(39,592)	(20,751)
Comprehensive loss:
Net loss	(18,573)		(18,573)		(18,573)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $373 and $2,906 for the year ended 2009 and 2008, respectively				572	572
Unrealized gain (loss) on cash flow hedge, net of tax of $2,100, $2,340 and $5,122 for the year ended 2010, 2009 and 2008, respectively				3,541	3,541
Total Comprehensive loss	(14,460)				(14,460)
Balances at Dec. 31, 2009	173,991	248,794	(58,165)	(16,638)
Comprehensive loss:
Net loss	(29,111)		(29,111)		(29,111)
Unrealized gain (loss) on minimum pension liability adjustment, net of tax of $373 and $2,906 for the year ended 2009 and 2008, respectively				(980)	(980)
Unrealized gain (loss) on cash flow hedge, net of tax of $2,100, $2,340 and $5,122 for the year ended 2010, 2009 and 2008, respectively				2,839	2,839
Total Comprehensive loss	(27,252)				(27,252)
Balances at Dec. 31, 2010	$ 146,739	$ 248,794	$ (87,276)	$ (14,779)

Statements of Shareholders' Equity and Other Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statements of Shareholders' Equity and Other Comprehensive Loss
Unrealized gain (loss) on minimum pension liability adjustment, tax		$ 373	$ 2,906
Unrealized gain (loss) on cash flow hedge, tax	$ 2,100	$ 2,340	$ 5,122

Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Net loss	$ (29,111)	$ (18,573)	$ (23,496)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	78,001	72,762	70,163
Amortization of intangibles and deferred financing costs	16,295	16,692	18,067
Intangible asset impairment charge			4,000
Provision for doubtful accounts	213	1,546	2,018
Provision for inventory obsolescence	105	(1)	377
Non-cash stock-based compensation expense	7,333	1,330	2,540
Loss (gain) on sales and disposals of equipment	(145)	158	1,682
Deferred income taxes	1,401	(11,767)	(15,501)
Changes in operating assets and liabilities:
Accounts receivable	(96)	(7,511)	(4,725)
Inventories	370	392	(1,774)
Other operating assets	(445)	(609)	(545)
Accounts payable	1,802	1,097	4,377
Other operating liabilities	433	472	(934)
Net cash provided by operating activities	76,156	55,988	56,249
Cash flows from investing activities:
Medical equipment purchases	(70,671)	(48,827)	(69,224)
Property and office equipment purchases	(6,327)	(4,700)	(4,679)
Proceeds from disposition of property and equipment	2,793	3,119	2,508
Other		(142)
Net cash used in investing activities	(74,205)	(50,550)	(71,395)
Cash flows from financing activities:
Proceeds under senior secured credit facility	146,529	78,000	104,450
Payments under senior secured credit facility	(132,029)	(88,600)	(74,925)
Payments of principal under capital lease obligations	(5,052)	(4,477)	(4,554)
Proceeds from (Purchase of) short term investments used as collateral		1,500	(1,500)
Payment of deferred financing costs	(1,746)		(69)
Proceeds from exercise of parent company stock options	28
Repayment of 10.125% senior notes	(9,945)
Change in book overdrafts	264	(3,867)	3,750
Net cash provided by (used in) financing activities	(1,951)	(17,444)	27,152
Net change in cash and cash equivalents		(12,006)	12,006
Cash and cash equivalents at the beginning of period	0	12,006
Cash and cash equivalents at the end of period		0	12,006
Supplemental cash flow information:
Interest paid	43,998	44,295	44,374
Income taxes paid	170	238	384
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	11,761	4,695	5,693
Capital lease additions	$ 6,923	$ 2,353	$ 9,037

Statements of Cash Flows (Parenthetical)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Statements of Cash Flows
Senior notes, rate of interest (as a percent)	10.13%	10.13%	10.13%

Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Description of Business
Description of Business

1. Description of Business

        Universal Hospital Services, Inc. ("we", "our", "us", the "Company" or "UHS") is a nationwide provider of medical equipment outsourcing and lifecycle services to the health care industry. The Company's services fall into three reporting segments: medical equipment outsourcing, technical and professional services, and medical equipment sales and remarketing.

        All of our outstanding capital stock is owned by UHS Holdco, Inc. ("Parent"), which acquired the Company in a recapitalization in May 2007, ("the Transaction"). Parent is owned by affiliates of Irving Place Capital Merchant Manager III, L.P., "IPC", (formerly known as Bear Stearns Merchant Manager III, L.P.) and certain members of our management.

Basis of Presentation

1. Basis of Presentation

        The interim consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared by Universal Hospital Services, Inc. ("we", "our", "us", the "Company", or "UHS") without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted, pursuant to such rules and regulations. These consolidated financial statements should be read in conjunction with the financial statements and related notes included in the Company's 2010 Annual Report on Form 10-K filed with the SEC.

        On April 1, 2011 we completed our acquisition of Emergent Group Inc. ("Emergent Group"), as described in Note 4, Acquisitions. The results of operations of Emergent Group have accordingly been included in UHS's consolidated results of operations since the date of acquisition. Emergent Group is included in the Medical Equipment Outsourcing segment.

        The interim consolidated financial statements presented herein as of June 30, 2011, reflect, in the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations and cash flows for the periods presented. These adjustments are all of a normal, recurring nature. The results of operations for any interim period are not necessarily indicative of results for the full year.

        The December 31, 2010 balance sheet amounts were derived from audited financial statements.

        We are required to make estimates and assumptions about future events in preparing consolidated financial statements in conformity with GAAP. These estimates and assumptions affect the amounts of assets, liabilities, revenues and expenses at the date of the unaudited consolidated financial statements. While we believe that our past estimates and assumptions have been materially accurate, our current estimates are subject to change if different assumptions as to the outcome of future events are made. We evaluate our estimates and judgments on an ongoing basis and predicate those estimates and judgments on historical experience and on various other factors that we believe to be reasonable under the circumstances. We make adjustments to our assumptions and judgments when facts and circumstances dictate. Since future events and their effects cannot be determined with absolute certainty, actual results may differ from the estimates used in preparing the accompanying unaudited consolidated financial statements.

        A description of our significant accounting policies is included in our 2010 Annual Report on Form 10-K. With the exception of 'Principles of Consolidation' listed below, there have been no material changes to these policies for the quarter ended June 30, 2011.

Principles of Consolidation

        The consolidated financial statements include the accounts of UHS and of Emergent Group Inc. and its wholly owned subsidiaries ("Emergent Group") since its acquisition on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board ("FASB"), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies ("LLCs") referred to in Note 12, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Significant Accounting Policies
Significant Accounting Policies

2. Significant Accounting Policies

Cash and Cash Equivalents

        The Company considers money market accounts and other highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.

Short-term Investments

        Marketable securities with original purchase maturities greater than three months, but less than twelve months are classified as short-term investments. At December 31, 2008, the Company purchased a six-month certificate of deposit for $1.5 million that served as collateral for bank purchase card financing. The certificate of deposit was replaced in July of 2009 with a letter of credit.

Accounts Receivable and Allowance for Doubtful Accounts

        Trade accounts receivable are recorded at the invoiced amount. Concentrations of credit risk with respect to trade accounts receivable are limited due to the number of customers and their geographical distribution. The Company performs initial and ongoing credit evaluations of its customers and maintains allowances for potential credit losses. The allowance for doubtful accounts is based on historical loss experience and estimated exposure on specific trade receivables.

Inventories

        Inventories consist of supplies and equipment held for resale and are valued at the lower of cost or market. Cost is determined by the average cost method, which approximates the first-in, first-out ("FIFO") method.

Medical Equipment

        Depreciation of medical equipment is provided on the straight-line method over the equipment's estimated useful life, generally four to seven years. The cost and accumulated depreciation of medical equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded as gain or loss on sales and disposals of equipment in the period the asset is retired or sold.

Property and Office Equipment

        Property and office equipment includes property, leasehold improvements and office equipment.

        Depreciation and amortization of property and office equipment is provided on the straight-line method over the lesser of the remaining useful life or lease term for leasehold improvements and 3 to 10 years for shop and office equipment. The cost and accumulated depreciation or amortization of property and equipment retired or sold is eliminated from their respective accounts and the resulting gain or loss is recorded in selling, general and administrative expense in the period the asset is retired or sold.

Goodwill

        Goodwill represents the excess of the cost of acquired businesses over the fair value of identifiable tangible net assets and identifiable intangible assets purchased.

        Goodwill is tested at least annually for impairment and is tested for impairment more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test is performed using a two-step process. In the first step, the fair value of each reporting unit is compared with the carrying amount of the reporting unit, including goodwill. If the estimated fair value is less than the carrying amount of the reporting unit, there is an indication that goodwill impairment exists and a second step must be completed in order to determine the amount of the goodwill impairment, if any, that should be recorded. In the second step, an impairment loss is recognized for any excess of the carrying amount of the reporting unit's goodwill over the implied fair value of that goodwill. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. Each reporting unit constitutes a business for which discrete financial information is available and management reviews its operating results. Our reporting units are Medical Equipment Outsourcing, Technical and Professional Services, and Medical Equipment Sales and Remarketing. The fair value of each reporting unit incorporates multiple inputs including discounted cash flow calculations, peer company earnings multiples, and assumptions that market participants would make in valuing the reporting unit. Other assumptions include future business growth, earnings projections, capital expenditures, changes in working capital and the weighted average cost of capital used for purposes of discounting. Projecting discounted future cash flows requires us to make significant estimates regarding the assumptions noted above. The projections also take into account several factors including current and estimated economic trends and outlook, and other factors which are beyond our control. No goodwill impairments have been recognized in 2010, 2009, or 2008.

        We completed step one of our annual goodwill impairment evaluation during the fourth quarter with each reporting unit's fair value exceeding its carrying value. Accordingly, step two of the impairment analysis was not required. Goodwill was not found to be impaired during any of the periods presented.

Other Intangible Assets

        Other intangible assets primarily include customer relationships, supply agreement, trade names and trademarks, technology database and non-compete agreements. With the exception of trade names, which have indefinite lives, other intangible assets are amortized over their estimated economic lives of two to thirteen years that results in a remaining weighted-average useful life of approximately 8 and 10 years at the years ended December 31, 2010 and 2009, respectfully. The straight-line method of amortization generally reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the Company in each reporting period. However, for certain of our customer relationships we use the sum-of-the-years-digits amortization method to more appropriately allocate the cost to earnings in proportion to the estimated amount of economic benefit obtained. Intangible assets with indefinite lives are tested for impairment on an annual basis. Our calculation of estimated fair value is made using the "relief from royalty method," which assumes that a trade name has a fair value equal to the present value of the royalty attributed to it. The royalty income attributable to a trade name represents the hypothetical cost savings that are derived from owning the trade name versus paying royalties to license the trade name from another owner. Accordingly, we estimate a fair royalty that a licensee would pay, on a percentage of revenue basis, to obtain a license to utilize the trade name for each of our Medical Equipment Outsourcing and Technical and Professional Services segments. See Note 5 for further information regarding the $4.0 million impairment loss recognized in 2008 for technical and professional service segment trade names. Amortizable intangibles are measured for impairment consistent with the process utilized for long-lived assets as described below. Our amortizable intangible assets consist of the following discrete items: Customer relationships, a supply agreement, a technology database, non-compete agreements and favorable lease agreements.

Long-Lived Assets

        The Company periodically reviews its long-lived assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable and when an event (such as those noted in ASC 360-10-35-21) is indicated. An impairment loss is recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. For other long-lived assets, primarily movable medical equipment, we continuously monitor specific makes/models for events such as product recalls or obsolescence. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset's carrying value over its fair value.

Deferred Financing Costs

        Financing costs associated with issuing debt are deferred and amortized over the related terms using the straight-line method, which approximates the effective interest rate method. Accumulated amortization of our deferred financing costs was $8.6 and $6.2 million at December 31, 2010 and 2009, respectively.

Purchase Accounting

        We account for acquisitions in accordance with the provisions of Accounting Standards Codification ("ASC") Topic 805 "Business Combinations," whereby the purchase price paid to effect the acquisition is allocated to state the acquired assets and liabilities at fair value with excess purchase price being recorded as goodwill.

Revenue Recognition

        Medical equipment is outsourced on both short-term and long-term arrangements and outsourced revenue is recorded in income as equipment is utilized based on an agreed rate per use or time period. Any changes to the rate are billed on a prospective basis. Medical equipment revenues consist of (1) sales of medical equipment and related parts and single-use disposable items to customers and (2) sales of medical equipment that include installation services. Sales of medical equipment as well as related parts and single-use disposable items are recognized at the point of delivery, if performed by us, or at the point of shipment, when risk of loss has passed to the customer. Because of the short-term nature of equipment installation projects, sales that include installation services are recognized when the earnings cycle is complete—installation has been completed, the equipment becomes operational and the customer has accepted it. All revenues are recognized net of any sales taxes. Technical and professional services revenue is recognized as services are provided. The Company follows the provisions of ASC Topic 605, "Revenue Recognition," in recognizing these revenues as they are realized and earned once an arrangement exists, delivery has occurred and services rendered, and the price is fixed and collectability is reasonably assured.

        The Company reports only its portion of revenues earned under certain revenue share arrangements in accordance with ASC Topic 605-45 "Principal Agent Considerations," because, among other factors, the equipment manufacturer retains title to the equipment, maintains general inventory and physical loss risk of equipment on rental and because we earn a fixed percentage of the billings to customers.

Operating Leases

        The Company leases all of its district, corporate and other operating locations under operating leases and recognizes rent expense on a straight-line basis over the lease terms. Rent holidays and rent escalation clauses, which provide for scheduled rent increases during the lease term, are taken into account in computing straight-line rent expense included in our Statements of Operations. The difference between the rent due under the stated periods of the leases compared to that of the straight-line basis is recorded as a component of other long-term liabilities in the Balance Sheets. Landlord funded lease incentives, including tenant improvement allowances provided for our benefit, are recorded as leasehold improvement assets and as deferred rent in the Balance Sheets and are amortized to depreciation expense and as rent expense credits, respectively.

Income Taxes

        The Company accounts for deferred income taxes utilizing ASC Topic 740, "Income Taxes." ASC Topic 740 requires the asset and liability method, whereby deferred tax assets and liabilities are recognized based on the tax effects of temporary differences between the financial statement and the tax bases of assets and liabilities, as measured at current enacted tax rates. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million to recognize this uncertainty and, in future reporting periods, will continue to assess the likelihood that deferred tax assets will be realizable.

        In June 2006, Financial Accounting Standards Board ("FASB") issued guidance now codified in ASC Topic 740, "Income Taxes." The guidance clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement attributes of income tax positions taken or expected to be taken on a tax return.

        Interest and penalties associated with uncertain income tax positions is classified as income tax expense. The Company has not recorded any material income tax related interest or penalties during any of the periods presented.

Derivative Financial Instrument

        We have an interest rate swap agreement which we use as a derivative financial instrument to manage our interest rate exposure. We do not use financial instruments for trading or other speculative purposes.

        ASC Topic 815, "Derivatives and Hedging," establishes accounting and reporting standards requiring that derivative instruments be recorded on the balance sheet as either an asset or liability measured at fair value. The statement requires that changes in the derivative's fair value be recognized currently in earnings unless specific hedge accounting criteria are met. If hedge accounting criteria are met, the changes in a derivative's fair value (for a cash flow hedge) are deferred in stockholders' equity as a component of accumulated other comprehensive loss. These deferred gains and losses are recognized as income in the period in which hedged cash flows occur. The ineffective portions of hedge returns are recognized as earnings.

        In June 2007 we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting our $230.0 of Floating Rate Notes to fixed interest rates. The effective date for the swap agreement is December 2007; the expiration date is May 2012. See Note 6, Long-Term Debt, for a detailed description of our interest rate swap.

Fair Value of Other Financial Instruments

        The Company considers that the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, approximate fair value due to their short maturities. The fair value of our outstanding PIK Toggle Notes, Floating Rate Notes and 10.125% Senior Notes, based on the quoted market price for the same or similar issues of debt, is approximately:

(in millions)	December 31, 2010	December 31, 2009
PIK Toggle Notes	$240.9	$227.1
Floating Rate Notes	210.9	193.8
10.125% Senior Notes	N/A	9.8

Segment Information

        The Company's business is managed and internally reported as three segments: Medical Equipment Outsourcing, Technical and Professional Services, and Sales and Remarketing. Note 14 contains additional segment information.

Stock-Based Compensation

        We record compensation expense associated with stock options in accordance with ASC Topic 718, "Compensation—Stock Compensation." Note 9 contains the significant assumptions used in determining the underlying fair value of options and disclosures as required under ASC Topic 718.

Comprehensive Loss

        Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss includes unrealized gains and losses from derivatives designated as cash flow hedges and minimum pension liability adjustments. These amounts are presented in the Statements of Shareholders' Equity and Other Comprehensive Loss net of reclassification adjustments to earnings.

Use of Estimates

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Pronouncements

Standards Issued Not Yet Adopted

        In October 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements—A Consensus of the FASB Emerging Issues Task Force. This update provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific or third-party evidence is available. The Company will be required to apply this guidance prospectively for revenue arrangements entered into or materially modified after January 1, 2011. We will adopt the new standard as required in January 2011 and do not expect the adoption to have a material impact on the financial statements.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

        Financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2011 and December 31, 2010, in accordance with Accounting Standards Codification ("ASC") Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at June 30, 2011				Fair Value at December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$11,019	$—	$11,019	$—	$16,347	$—	$16,347

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of nonexchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

Fair Value of Other Financial Instruments

        The Company considers the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, as the approximate fair value due to their short maturities. The fair value of our outstanding PIK Toggle Notes and Floating Rate Notes as of June 30, 2011 and December 31, 2010, based on the quoted market price for the same or similar issues of debt, is approximately:

(in millions)	June 30, 2011	December 31, 2010
PIK Toggle Notes	$415.7	$240.9
Floating Rate Notes	221.4	210.9

3. Fair Value Measurements

        ASC Topic 820 "Fair Value Measurements and Disclosure," which establishes a consistent framework for measuring fair value and expands disclosures on fair value measurements. ASC Topic 820 was effective for the Company starting in fiscal 2008 with respect to financial assets and liabilities. In addition, the Company adopted the non-financial asset and liability provisions on January 1, 2009. The adoption of the non-financial asset and liability provisions of ASC Topic 820 had no impact on our financial statements as of January 1, 2009 and has been applied on a prospective basis.

        Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, in accordance with ASC Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at December 31, 2010				Fair Value at December 31, 2009
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$16,347	$—	$16,347	$—	$21,286	$—	$21,286

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of non-exchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

Book Overdrafts	12 Months Ended
Dec. 31, 2010
Book Overdrafts
Book Overdrafts

4. Book Overdrafts

        The Company typically does not maintain cash balances at its principal bank under a policy whereby the net amount of collected balances and cleared checks is, at the Company's option, applied to or drawn from our credit facility on a daily basis.

Selected Financial Statement Information	12 Months Ended
Dec. 31, 2010
Selected Financial Statement Information
Selected Financial Statement Information

5. Selected Financial Statement Information

Accounts Receivable

        Accounts receivable at December 31, consists of the following:

(in thousands)	2010	2009
Accounts receivable	$61,962	$62,529
Less: Allowance for doubtful accounts	(2,000)	(2,450)

Accounts receivable, net	$59,962	$60,079

Property and Equipment

        Our property and equipment at December 31, consists of the following:

(in thousands)	2010	2009
Medical Equipment	$413,975	$349,801
Less: Accumulated depreciation	(207,133)	(151,942)

Medical equipment, net	206,842	197,859

Leasehold improvements	7,386	5,477
Office equipment and vehicles	38,778	31,996

	46,164	37,473
Less: Accumulated depreciation and amortization	(25,402)	(18,067)

Property and office equipment, net	20,762	19,406

Total property and equipment, net	$227,604	$217,265

Property and equipment financed under capital leases, net	$11,944	$10,286

Other Intangible Assets and Goodwill

        Our other intangible assets and goodwill as of December 31, 2010 and 2009, by reporting segment, consist of the following:

(in thousands)	Customer Relationships	Supply Agreement	Technology Database	Non-Compete Agreements	Favorable Lease Agreements	Trade Names (indefinite lives)	Goodwill
Medical Equipment Outsourcing
Balance at January 1, 2009	$60,857	$22,833	$—	$—	$—	$143,000	$205,953
Other	—	—	—	90	—	—	—
Amortization	(9,786)	(2,000)	—	(7)	—	—	—

Balance at December 31, 2009	51,071	20,833	—	83	—	143,000	205,953
Amortization	(8,929)	(2,678)	—	(18)	—	—	—

Balance at December 31, 2010	42,142	18,155	—	65	—	143,000	205,953

Technical and Professional Services
Balance at January 1, 2009	7,904	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2009	7,212	—	—	—	—	23,000	55,655
Amortization	(692)	—	—	—	—	—	—

Balance at December 31, 2010	6,520	—	—	—	—	23,000	55,655

Sales and Remarketing
Balance at January 1, 2009	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2009	—	—	—	—	—	—	18,603
Amortization	—	—	—	—	—	—	—

Balance at December 31, 2010	—	—	—	—	—	—	18,603

Corporate and Unallocated
Balance at January 1, 2009	—	—	4,783	376	95	—	—
Amortization	—	—	(1,400)	(376)	(24)	—	—

Balance at December 31, 2009	—	—	3,383	—	71	—	—
Amortization	—		(1,400)	—	(21)

Balance at December 31, 2010	—	—	1,983	—	50	—	—

Total
Balance at January 1, 2009	68,761	22,833	4,783	376	95	166,000	280,211
Other	—	—	—	90	—	—	—
Amortization	(10,478)	(2,000)	(1,400)	(383)	(24)	—	—

Balance at December 31, 2009	58,283	20,833	3,383	83	71	166,000	280,211
Amortization	(9,621)	(2,678)	(1,400)	(18)	(21)	—	—

Balance at December 31, 2010	$48,662	$18,155	$1,983	$65	$50	$166,000	$280,211

        Total amortization expense related to intangible assets was approximately $13.7, $14.3 and $15.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        As of December 31, 2010, management performed its testing of impairment of goodwill as well as medical equipment outsourcing and technical and professional services trade names. Fair values were estimated using estimates, judgments, and assumptions (See Note 2) that management believes were appropriate in the circumstances. There is no aggregate goodwill impairment for any of the periods presented in our financial statements. The Company recorded an impairment charge of $4.0 million in the fourth quarter of 2008 related to its technical and professional services segment trade name. The impairment charge reflected modestly lower future revenues from the technical and professional services segment than were expected at the date of the Transaction due to poorer economic conditions and increased focus on growth in the Company's traditional medical equipment outsourcing business, Asset360 Programs (formerly, asset management partnership program, or, "AMPP") and manufacturer revenue share programs.

        At December 31, 2010, future estimated amortization expense related to intangible assets for each of the years ended December 31, 2011 to 2015 and thereafter is estimated as follows:

(in thousands)
2011	$13,107
2012	11,428
2013	9,982
2014	9,117
2015	8,239
Thereafter	17,044

$68,917

        Future amortization expense is an estimate. Actual amounts may change due to additional intangible asset acquisitions, impairment, accelerated amortization or other events.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-Term Debt
Long-Term Debt

9. Long-Term Debt

        Long-term debt consists of the following:

(in thousands)	June 30, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,866	—
Senior secured credit facility	—	52,900
Capital lease obligations	16,830	12,145

	655,696	525,045
Less: Current portion of long-term debt	(5,562)	(3,764)

Total long-term debt	$650,134	$521,281

        PIK Toggle Notes.    Our 8.50% / 9.25% Second Lien Senior Secured PIK Toggle Notes due 2015 (the "PIK Toggle Notes") consist of $230.0 million aggregate principal amount of PIK Toggle Notes issued on May 31, 2007 (the "Existing Notes"), and $175.0 million aggregate principal amount of PIK Toggle Notes issued on June 17, 2011 (the "Additional Notes") for a total aggregate outstanding principal amount of $405.0 million. All of the PIK Toggle Notes were issued under a Second Lien Senior Indenture dated as of May 31, 2007 (the "Second Lien Senior Indenture").

        The Additional Notes were issued at a premium of 102.250% for an aggregate total of $178.9 million in proceeds and are subject to the same terms as the Existing Notes under the Second Lien Senior Indenture. The premium is being amortized over the remaining life of the Additional Notes using the effective interest rate of 7.824%. The proceeds of the issuance of the Additional Notes were used to (i) repay the revolving borrowings under our senior secured credit facility, (ii) pay fees and expenses relating to the offering of the Additional Notes and (iii) pay a dividend as declared by the Company and Parent's Board of Directors on June 8, 2011 (see Note 8, Divided Declared). In connection with the issuance of the Additional Notes, the Company entered into a registration rights agreement with the initial purchasers of the Additional Notes.

        The PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1. Beginning June 1, 2011, the Company was required to make all interest payments on the PIK Toggle Notes entirely as cash interest. Cash interest on the PIK Toggle Notes accrues at the rate of 8.50% per annum. The PIK Toggle Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption.

        We may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        In addition, the PIK Toggle Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' PIK Toggle Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The PIK Toggle Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The PIK Toggle Notes are uncollateralized.

        Floating Rate Notes.    Our Floating Rate Notes (the "Floating Rate Notes") were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At June 30, 2011, our LIBOR-based rate was 3.778%, which includes the credit spread. The Floating Rate Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' Floating Rate Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The Floating Rate Notes are uncollateralized.

        We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to a fixed interest rate. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, Derivatives and Hedging. Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at June 30, 2011 is included as a cash flow hedge on our balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our balance sheet, net of tax, since the instrument was determined to be an effective hedge at June 30, 2011. We expect to reclassify approximately $7.1 million into earnings, net of tax, currently recorded in accumulated other comprehensive loss, in the next 12 months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes (collectively, the "Notes") are guaranteed, jointly and severally, on a second priority senior secured basis, by Emergent Group and PRI Medical, and are also similarly guaranteed by certain of our future domestic subsidiaries. The Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors' existing and future subordinated indebtedness; (iii) effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;
  •
  transfer or sell assets;

  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended the senior secured credit facility dated as of May 31, 2007. The senior secured credit facility is a first lien senior secured asset based revolving credit facility. The Amended and Restated Credit Agreement increased the aggregate amount the Company may borrow under the senior secured credit facility from $135.0 million to $195.0 million and extended the maturity date to November 30, 2014. Additionally, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of June 30, 2011, we had $181.8 million of availability under the senior secured credit facility based on a borrowing base of $186.3 million, after giving effect to $4.5 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;

  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.75% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.75% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

          At June 30, 2011, we had no borrowings outstanding under the senior secured credit facility.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part of, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

6. Long-Term Debt

        Long-term debt at December 31, consists of the following:

(in thousands)	2010	2009
PIK Toggle Notes	$230,000	$230,000
Floating Rate Notes	230,000	230,000
Senior secured credit facility	52,900	38,400
10.125% Senior Notes	—	9,945
Capital lease obligations	12,145	10,274

	525,045	518,619
Less: Current portion of long-term debt	(3,764)	(4,062)

Total long-term debt	$521,281	$514,557

        PIK Toggle Notes.    On May 31, 2007, we issued $230.0 million aggregate original principal amount of 8.500% / 9.250% PIK Toggle Notes (the "PIK Toggle Notes") under the Second Lien Senior Indenture (see "Second Lien Senior Indenture" below).

        Beginning June 1, 2011, the Company is required to make all interest payments on the PIK Toggle Notes entirely as cash interest. All PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1.

        We may redeem some or all of the PIK Toggle Notes at any time prior to June 1, 2011, at a price equal to 100% of the principal amount thereof, plus the applicable premium (as defined by the Second Lien Senior Indenture), plus accrued and unpaid interest, if any, to the date of redemption.

        After June 1, 2011, we may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        Upon the occurrence of a change of control, each holder of the PIK Toggle Notes has the right to require the Company to repurchase some or all of such holder's PIK Toggle Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, and PIK Interest, if any, to the date of purchase.

        Our PIK Toggle Notes are subject to certain debt covenants which are described below under the heading "Second Lien Senior Indenture."

        Floating Rate Notes.    On May 31, 2007, we issued $230.0 million aggregate original principal amount of Floating Rate Notes (the "Floating Rate Notes") under the Second Lien Senior Indenture (see "Second Lien Senior Indenture" below). Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At December 31, 2010, our LIBOR-based rate was 3.834%, which includes the credit spread noted above. Interest on the Floating Rate Notes is payable semiannually, in arrears, on each June 1 and December 1. At the closing of the Transaction, we assumed all the obligations of Merger Sub under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015.

        We may redeem some or all of the Floating Rate Notes at par (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the Floating Rate Notes redeemed, to the applicable redemption date, if redeemed in accordance with the schedule below, subject to the rights of noteholders:

Year	Percentage
Prior to June 1, 2011	101.000%
June 1, 2011 and Thereafter	100.000%

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Our Floating Rate Notes are subject to certain debt covenants which are described below under the heading "Second Lien Senior Indenture."

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to fixed interest rates. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, "Derivatives and Hedging." Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at December 31, 2010 is included as a cash flow hedge on our balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our balance sheet, net of tax, since the instrument was determined to be an effective hedge at December 31, 2010. We have not recorded any amounts due to ineffectiveness for any periods presented. We expect to reclass $7.1 million into earnings, currently recorded in accumulated other comprehensive loss, in the next 12 months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes, or the Notes, are guaranteed, jointly and severally, on a second priority senior secured basis, by certain of our future domestic subsidiaries. We do not currently have any subsidiaries. The Notes are our second priority senior secured obligations and rank:

  •
  equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral;

  •
  senior in right of payment to all of our and our guarantor's existing and future subordinated indebtedness;

  •
  effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and

  •
  structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;

  •
  transfer or sell assets;
  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        The Second Lien Senior Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the Second Lien Senior Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the Second Lien Senior Indenture.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended and restated our senior secured credit facility dated as of May 31, 2007. We refer to the amended and restated senior secured credit facility as the "senior secured credit facility." The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The senior secured credit facility provides for financing of up to $195.0 million, subject to a borrowing base calculated on the basis of certain of our eligible accounts receivable, inventory and equipment. The maturity date of the facility is November 30, 2014. In connection with our entry into the Amended and Restated Credit Agreement on May 6, 2010, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of December, 31, 2010, we had $117.3 million of unused borrowing availability under our senior secured credit facility based on a borrowing base of $174.3 million less borrowings of $52.9 million and after giving effect to $4.1 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;
  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        Overdue principal, interest and other amounts will bear interest at a rate per annum equal to 2.000% in excess of the applicable interest rate. The applicable margins of the senior secured credit facility will be subject to adjustment based upon leverage ratios. The senior secured credit facility also provides for customary letter of credit fees, closing fees, unused line fees and other fees.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.750% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.750% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

        At December 31, 2010, we had borrowings outstanding that were accruing interest at our prime rate, which was 5.250%, which includes the credit spread noted above. At December 31, 2010, we had borrowings outstanding that were accruing interest at our LIBOR-based rates which were accruing interest at rates ranging from 3.256% to 3.266%, each of which include the credit spread noted above.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all remaining notes of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part of, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

        Maturities of Long-Term Debt.    At December 31, 2010, maturities of long-term debt for each of our fiscal years ending December 31, 2011 to 2015 and thereafter, are estimated as follows:

(in thousands)
2011	$3,764
2012	3,015
2013	2,916
2014	54,081
2015	460,914
Thereafter	355

$525,045

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

10. Commitments and Contingencies

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable with assurance.

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to Baxter Healthcare Corporation ("Baxter") to recall all Colleague infusion pumps currently in use in the United States. The FDA order establishes the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period. At the time of the recall notice, we owned approximately 11,900 Colleague infusion pumps.

        For the six months ended June 30, 2011, we recognized recalled equipment net gains of approximately $3.9 million of which $3.3 million were non-cash gains. Non-cash gains result from receiving a replacement pump for a recalled pump. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. At June 30, 2011, we owned approximately 8,200 Colleague pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by Baxter. While the timing and extent of those gains or capital expenditures are not readily estimable, we expect them to extend through 2011 and mid-2012.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortuous interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. We believe these claims are without merit and will vigorously defend against them. Because of the preliminary nature of this proceeding, the difficulty in ascertaining the applicable facts, and the difficulty of predicting the settlement value of the proceeding, we are not able to estimate an amount or range of any reasonably possible loss and the effect it may have on our business, financial condition or results of operations.

        On February 6, 2011, we and our wholly owned subsidiary, Sunrise Merger Sub, Inc. ("Sunrise Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Emergent Group, pursuant to which we and Sunrise Merger Sub commenced a tender offer (the "Offer") to purchase all of the issued and outstanding shares of Emergent Group's common stock at a purchase price of $8.46 per share in cash, followed by a merger of Sunrise Merger Sub with and into Emergent Group with Emergent Group surviving as a wholly owned subsidiary of the Company (the "Merger"). The Merger was completed on April 1, 2011. Three putative shareholder class action complaints challenging the transactions contemplated by the Merger Agreement were filed on behalf of three separate plaintiffs (collectively, the "Plaintiffs") in the Superior Court of the State of California in the County of Los Angeles (the "Court") against Emergent Group, UHS, Sunrise Merger Sub and the individual members of the Emergent Group Board (collectively, the "Defendants"). One was filed on February 22, 2011 by Brian McManus, individually and on behalf of others similarly situated, a second was filed on February 28, 2011 by Bryan Lamb, individually and on behalf of others similarly situated, and the third was filed on March 2, 2011 by Leena Dave, individually and on behalf of others similarly situated. Each complaint alleges, among other things, that the members of the Emergent Group Board breached their fiduciary duties owed to the public shareholders of Emergent Group by attempting to sell Emergent Group by means of an unfair process with preclusive deal protection devices at an unfair price of $8.46 in cash per Share and by entering into the Merger Agreement, approving the Offer and the proposed Merger, engaging in self dealing and failing to take steps to maximize the value of Emergent Group to its public shareholders. The complaints further allege that Emergent Group, UHS and Sunrise Merger Sub aided and abetted such breaches of fiduciary duties. In addition, the complaints allege that certain provisions of the Merger Agreement unduly restricted Emergent Group's ability to negotiate with rival bidders. The complaints sought, among other things, declaratory and injunctive relief concerning the alleged fiduciary breaches, injunctive relief prohibiting the defendants from consummating the Merger and other forms of equitable relief.

        On March 22, 2011, the Court ordered the consolidation of the lawsuits for all purposes, and renamed the consolidated lawsuits "In re Emergent Group Inc. Shareholder Litigation". On March 24, 2011, a memorandum of understanding regarding settlement of the consolidated lawsuits (the "MOU") was agreed to by the Plaintiffs and the Defendants. Following entry of the MOU the parties entered into a definitive Settlement Agreement, subject to Court approval, that provided in exchange for the Emergent Group's amendment of its Schedule 14D-9 to include certain supplemental disclosures Plaintiffs will seek an order dismissing all actions alleging claims relating to the Merger and providing a full and final release in favor of the Defendants and their related parties from any claims that arose pursuant to or are related to the Offer or the Merger. The Defendants have agreed that Emergent Group or its successor or their respective insurers will pay the Plaintiffs' attorneys' fees and expenses as are awarded by the Court not to exceed $225,000. At June 30, 2011, we have paid $75,000 and anticipate the remainder of the balance to be paid by our insurers. The Court asked for additional information from the parties during the first preliminary approval hearing and declined to preliminarily approve the settlement. The second motion to obtain preliminary approval of the Settlement Agreement was filed on July 15, 2011 and is currently pending before the Court.

        As of June 30, 2011, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

7. Commitments and Contingencies

        Rental expenses were approximately $8.6, $8.3 and $8.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. At December 31, 2010, the Company is committed under various noncancellable operating leases for its district, corporate and other operating locations with annual rental commitments for each of the years ending December 31, 2011 to 2015 and thereafter of the following:

(in thousands)
2011	$5,572
2012	5,125
2013	4,522
2014	4,023
2015	3,278
Thereafter	8,918

$31,438

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to Baxter Healthcare Corporation ("Baxter") to recall all Colleague infusion pumps currently in use in the United States. The FDA order establishes the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period.

        For the year ended December 31, 2010, we returned approximately 2,900 of our recalled Colleague pumps and we recognized recalled equipment net gains of approximately $4.5 million. These gains were in the form of a cash refund. At December 31, 2010, we owned approximately 9,000 Colleague pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by Baxter. While the timing and extent of those gains or capital expenditures are not readily estimable, we expect them to extend through 2011 and early 2012.

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortuous interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. While we believe these claims are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.

        As of December 31, 2010, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

        The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company's financial results for a particular reporting period, management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Shareholder's Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholder's Equity
Shareholder's Equity

6. Shareholders' Equity

        The following tables represent changes in shareholders' equity that are attributable to our shareholders and non controlling interests for the six month periods ending June 30, 2011 and 2010.

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity
Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emgergent Group non controlling interests	—	—	—	379	379
Net income (loss)	—	(7,555)	—	138	(7,417)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax	—	—	3,284	—	3,284
Cash distributions to non controlling interests	—	—	—	(147)	(147)

Balance at June 30, 2011	$214,294	$(94,831)	$(11,495)	$370	$108,338

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity
Balances at December 31, 2009	$248,794	$(58,165)	$(16,638)	$—	$173,991
Net loss	—	(7,420)	—	—	(7,420)
Unrealized gain on cash flow hedge, net of tax	—	—	766	—	766

Balances at June 30, 2010	$248,794	$(65,585)	$(15,872)	$—	$167,337

8. Shareholder's Equity

Common Stock

        The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

(in thousands)	December 31, 2010	December 31, 2009
Unrealized loss on minimum pension liability adjustment, net of tax	$(4,804)	$(3,824)
Unrealized loss on cash flow hedge, net of tax	(9,975)	(12,814)

Accumulated Other Comprehensive Loss	$(14,779)	$(16,638)

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

        During the six months ended June 30, 2011, activity under the 2007 Stock Option Plan (the "2007 Stock Option Plan"), of UHS Holdco, Inc., our parent company ("Parent"), was as follows:

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8
Granted	—
Exercised	(40)	$1.00	$(33)
Forfeited or expired	(607)	$1.01

Outstanding at June 30, 2011	38,876	$1.06	$25,445	6.3

Exercisable at June 30, 2011	23,993	$1.02	$16,673	6.1
Remaining authorized options available for issue	5,029

        The exercise price of each stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by Parent's board of directors and Parent's compensation committee and based on an analysis of a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses.

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of stock options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' expected vesting periods. There were no stock options granted during the six months ended June 30, 2011.

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

        Although Parent grants stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. Along with this expense, which is primarily included in selling, general and administrative expense, the Company records an offsetting payable to Parent liability which is not expected to be settled within the next twelve months.

        At June 30, 2011, unearned non-cash stock-based compensation that we expect to recognize as expense over a weighted average period of 2.2 years, totals approximately $7.7 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

9. Stock-Based Compensation

        The 2007 Stock Option Plan provides for the issuance of 43.9 million nonqualified stock options of Parent to any of its and Parent's executives, other key employees and to consultants and certain non-employee directors. The options allow for the purchase of shares of common stock of Parent at prices equal to the stock's fair market value at the date of grant.

        Options granted have a ten-year contractual term and vest over approximately six years. For option grants to its employees, half of the options have fixed vesting schedules and the other half of the options vest upon the achievement of established performance targets, though options subject to performance targets were amended on August 11, 2010 (see "Amendment to Vesting Provisions of Options Agreements" below). For option grants to its directors, all of the options vest on a fixed schedule. The shares issued to a grantee upon the exercise of such grantee's options will be subject to certain restrictions on transferability as provided in the 2007 Stock Option Plan. Grantees are subject to non-competition, non-solicitation and confidentiality requirements as set forth in their respective stock option grant agreements. Forfeited options are available for future issue.

        A summary of the status of Parent's 2007 Stock Option Plan as of and for the years ended December 31, 2010, 2009 and 2008 is detailed below:

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2008	36,740	$1.00	$—	8.5

Granted	1,569	1.00
Exercised	—
Forfeited or expired	(782)	1.00

Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Exercisable at December 31, 2010	24,414	$1.02	$24,046	6.6

Expected to Vest at December 31, 2010	14,579	$1.12	$12,838	7.1

Remaining authorized options not yet issued	4,382

        The exercise price of the stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by the Parent's board of directors and compensation committee. The exercise price of options issued during the years ended December 31, 2010 and 2009 was determined through a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses. The exercise prices of options issued during the year ended December 31, 2008 was determined by reference to the then recent per share valuation of Parent resulting from the Transaction as detailed below.

(in thousands, except per share amount)
Equity Contribution at May 31, 2007 from Irving Place Capital and UHS Management to Parent	$248,794
Parent shares issued and outstanding at May 31, 2007	248,794

Per share Parent valuation at May 31, 2007	$1.00

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' vesting periods. The range of assumptions in the table below was used to determine the Black-Scholes fair value of stock options amended on August, 11, 2010 or granted during the year ended December 31, 2010. The remaining assumptions below were used in determining the fair value of stock options granted during the years ended December 31, 2009 and 2008, also under the Black-Scholes model.

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Risk-free interest rate	0.73% - 3.08%	2.20%	2.85%
Expected volatility	31.90% - 38.00%	37.90%	30.50%
Dividend Yield	N/A	N/A	N/A
Expected option life (years)	3.9 - 6.6	6.6	6.6
Black-Scholes Value of Options	$0.72 - $1.03	$0.42	$0.37

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Amendment to Vesting Provisions of Option Agreements

        On August 11, 2010, the compensation committee of our board of directors recommended, and the board of directors (the "Parent Board") of UHS Holdco, Inc. approved, an amendment (the "Amendment") to the vesting provisions contained in all outstanding option agreements of participants in the 2007 Stock Option Plan who were employed by Parent or us as of the effective date of the Amendment, or served on our board of directors through that date. Performance vesting options granted under the 2007 Stock Option Plan vest over a six-year period with one-sixth vesting on December 31 of each year of the six-year period, subject to the option holder not ceasing employment with Parent or us, and prior to the effectiveness of the Amendment, subject to our attainment of either an adjusted EBITDA target for current fiscal year, or an aggregate adjusted EBITDA target calculated in each subsequent fiscal year, as provided in the respective form of option agreement. The Amendment, among other things, did away with the requirement that the EBITDA-based performance objectives be achieved in order for performance vesting options to vest, in effect providing for time-based vesting of these options rather than performance vesting. The Amendment did not change the number of options granted, the strike price, or any continued service requirements. The Amendment also provided for the acceleration of vesting, for 2007 Stock Option Plan participants who were employed by Parent or us as of the effective date of the Amendment and who were granted options prior to December 31, 2009, of options (the "Accelerated Options") to purchase approximately 2,996,000 shares of common stock of Parent that were eligible for vesting on December 31, 2009, but did not vest because we did not achieve the applicable adjusted EBITDA target for the fiscal year ended December 31, 2009. At the time vesting was accelerated, the Accelerated Options remained eligible for vesting in future years based on our achievement of an aggregate adjusted EBITDA target. Except as described above, all other terms and conditions applicable to the Accelerated Options remain in effect. The Amendment also amended the provisions relating to time vesting options granted under the 2007 Stock Option Plan to achieve greater consistency between the treatment of these options and the treatment of performance vesting options in the event of a sale of substantially all of the assets of Parent or us.

        The Parent Board authorized the Amendment in an effort to ensure that Parent continues to provide long-term incentives that drive core operating performance, while creating a meaningful retention benefit.

        Aggregate performance vesting options affected by the Amendment, including the Accelerated Options, are detailed below by original grant date:

Summary of Performance Vesting Options
(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment(1)	Accelerated Options(2)
June 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010(3)	707	—	707	N/A

Total	18,691	5,760	12,931	2,996

(1)
Includes Accelerated Options

(2)
Accelerated Options vesting on August 11, 2010

(3)
Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

        An aggregate of approximately 2,996,000 options vested on August 11, 2010 as a result of the Parent Board's acceleration of vesting performance vesting options. The remaining unvested options affected by the Amendment will vest and become exercisable on each December 31, in accordance with the vesting schedule provided in the option agreements, through the remaining term of the applicable option.

        Although Parent grants the stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. For the years ended December 31, 2010, 2009 and 2008, we recognized non-cash stock compensation expense of $7.3, $1.3 and $2.5 million, respectively, which is primarily included in selling, general and administrative expenses. The amendment accounts for $5.8 million of the $7.3 million of non-cash stock compensation expense recorded for the year ended December 31, 2010.

        At December 31, 2010, unearned non-cash stock-based compensation related to our options, that we expect to recognize as expense over a weighted average period of 2.6 years, totals approximately $9.9 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Management Agreement

        On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which Irving Place Capital provides general advisory and management services to us with respect to financial and operating matters. Irving Place Capital is a principal owner of Parent, and the following members of our board of directors are associated with Irving Place Capital: John Howard, Robert Juneja, Bret Bowerman and David Crane. We paid Irving Place Capital professional services fees of $0.5 and $0.4 million for the six-month periods ended June 30, 2011 and 2010, respectively.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. One member of our board of directors is also a director of Ryan. We made payments to Ryan totaling $172,000 and $181,000 during the six months ended June 30, 2011 and 2010, respectively.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.

10. Related Party Transactions

Management Agreement

        On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which general advisory and management services are provided to us with respect to financial and operating matters. Irving Place Capital is an owner of Parent, and the following members of our board of directors are associated with Irving Place Capital: John Howard, Robert Juneja and Bret Bowerman. In addition, David Crane, a director, provides consulting services to Irving Place Capital. The professional services agreement requires us to pay an annual fee for ongoing advisory and management services equal to the greater of $0.5 million or 0.75% of our Adjusted EBITDA (as defined in the professional services agreement) for the immediately preceding fiscal year, payable in quarterly installments. The professional services agreement provides that Irving Place Capital will be reimbursed for its reasonable out-of-pocket expenses in connection with certain activities undertaken pursuant to the professional services agreement and will be indemnified for liabilities incurred in connection with its role under the professional services agreement, other than for liabilities resulting from its gross negligence or willful misconduct. The term of the professional services agreement commenced on May 31, 2007 and will remain in effect unless and until either party notifies the other of its desire to terminate, we are sold to a third-party purchaser or we consummate a qualified initial public offering, as defined in the professional services agreement. The total professional services agreement fees paid to Irving Place Capital were $0.8, $0.8 and $0.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.

2007 Stock Option Plan

        Parent established the 2007 Stock Option Plan. Compensation expense related to service provided by the Company's employees is recognized in the accompanying Statements of Operations with an offsetting Payable to Parent liability, which is not expected to be settled within the next twelve months.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. On November 29, 2007, we added a new member to our board of directors who is also a director of Ryan. During the years ended December 31, 2010 and 2009, we made rent payments to a Ryan affiliate totaling $350,000 and $328,000. Between November 29, 2007 and December 31, 2008 we made rent payments to a Ryan affiliate totaling $49,000.

        On April 1, 2008, we added three new directors to our Board of Directors. One of our new directors also is a director of Broadlane, Inc. ("Broadlane"), a health care group purchasing organization that serves many of our customers. During the year ended December 31, 2010, 2009 and the nine months ended December 31, 2008, we paid Broadlane approximately $548,000, $519,000 and $427,000 in administrative fees, respectively. On December 31, 2010, accounts payable includes approximately $43,000 in amounts due to Broadlane.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.

Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Employee Benefit Plans
Employee Benefit Plans

14. Pension Plan

        The components of net periodic pension costs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Interest cost	$275	$274	$548	$544
Expected return on plan assets	(308)	(308)	(617)	(609)
Recognized net actuarial loss	92	40	176	77

Net periodic cost	$59	$6	$107	$12

        Future benefit accruals for all participants were frozen as of December 31, 2002. We made required contributions of $0.2 million during the six months ended June 30, 2011.

11. Employee Benefit Plans

        ASC Topic 718, "Compensation—Retirement Benefits" requires employers to recognize the under funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position. At the time of adoption of ASC Topic 718, the full funded status of our defined benefit post retirement plan had been recognized in prior years' purchase accounting due to the Transaction. The adoption had no impact to the measurement date used in our year-end statement of financial position as related to our noncontributory defined benefit pension plan.

        Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants' compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2010 and 2009.

Change in Benefit Obligation

(in thousands)	2010	2009
Benefit obligations at beginning of Period	$18,608	$17,772
Interest cost	1,088	1,065
Actuarial loss	1,560	527
Benefits paid	(767)	(756)

Benefit obligation at end of period	$20,489	$18,608

Change in Plan Assets

(in thousands)	2010	2009
Fair value of plan assets at beginning of year	$12,202	$9,925
Actual return on plan assets	1,759	2,673
Benefits paid	(767)	(756)
Employer contribution	865	360

Fair value of plan assets at end of year	$14,059	$12,202

Funded Status

(in thousands)	2010	2009
Funded Status	$(6,430)	$(6,406)
Unrecognized net actuarial loss/Accumulated Other Comprehensive Loss	7,230	6,365

Net (accrued) amount recognized	$800	$(41)

        A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2010	2009
Projected benefit obligation	$20,489	$18,608
Accumulated benefit obligation ("ABO")	20,489	18,608
Fair value of plan assets	14,059	12,202
ABO less Fair value of plan assets	6,430	6,406

        Amounts recognized in the Balance Sheets at December 31, are as follows:

(in thousands)	2010	2009
Current liabilities	$975	$685
Noncurrent liabilities	5,455	5,721

Total amount recognized	$6,430	$6,406

Net Periodic Benefit Cost (Benefit)

        The components of net periodic benefit cost (benefit) are as follows:

	Year Ended December 31,
(in thousands)	2010	2009	2008
Interest cost	$1,088	$1,065	$1,033
Expected return on plan assets	(1,218)	(1,213)	(1,231)
Recognized net actuarial loss	154	12	—

Net periodic benefit cost (benefit)	$24	$(136)	$(198)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2010	2009
Beginning of year	$(6,365)	$(7,310)
Net actuarial gains(losses)	(1,019)	933
Amortization of net gains	154	12

	$(7,230)	$(6,365)

Pension Plan Assets

        Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

Asset Category	Target Allocation	2010	2009
Equity securities	70%	77%	71%
Debt securities and cash	30	23	29

	100%	100%	100%

        The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

        The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

        The following table presents our plan assets using the fair value hierarchy as of December 31, 2010 and 2009.

	Year Ended December 31,
(in thousands)	2010	2009
Level 1
Equity Securities	$10,769	$8,643
Debt Securities and Cash	3,290	3,559
Level 2	—	—
Level 3	—	—

	$14,059	$12,202

        Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

        The Company contributed $0.9, $0.4 and $0.8 million to the pension plan during the years ended December 31, 2010, 2009 and 2008, respectively. The Company expects to make contributions of approximately $1.0 million in 2011.

Estimated Future Benefit Payments

        The following benefit payments are expected to be paid:

(in thousands)
2011	$770
2012	813
2013	832
2014	883
2015	923
2016 to 2020	5,429

Pension Plan Assumptions

        The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2010	2009	2008
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.92%	6.10%	6.47%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

        These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

        The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") and covers substantially all of the Company's employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.4, $1.3 and $1.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        The Company is self-insured for employee health care up to $130,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers' compensation and automobile liability coverage with related deductibles. The Company is liable for workers' compensation and automobile liability claims up to $250,000 and $100,000 per individual claim, respectively. Self-insurance and deductible costs are included in other accrued expenses in the Balance Sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

15. Income Taxes

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration in accordance with ASC Topic 740. We determined that neither expected reversals of these deferred tax assets and liabilities nor future earnings or other assumptions assured recoverability of all of our net operating loss carry forwards prior to their expiration and accordingly established a valuation allowance in the third quarter of 2010. The April 1, 2011 acquisition of Emergent Group resulted in larger deferred tax liabilities than deferred tax assets due to opening balance sheet deferred tax liabilities recorded for intangibles and fixed assets. This discrete event had the one-time effect of reducing our valuation allowance by approximately $8.3 million on that date, though this amount was offset by approximately $5.8 million of additional valuation allowance resulting during the six months ended June 30, 2011. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(4.6)	(4.8)	(3.5)	(4.8)
Permanent items	1.1	1.6	2.5	1.4
Valuation allowance	(52.3)	0.0	(16.8)	0.0
Other	5.3	4.9	3.2	4.0

Effective income tax rate	(85.5)%	(33.3)%	(49.6)%	34.4%

        At June 30, 2011, the Company had available unused federal net operating loss carryforwards of approximately $144.5 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

12. Income Taxes

        The provision (benefit) for income taxes consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Current—State	$291	$221	$142
Current—Federal	—	57	—
Deferred	1,401	(11,767)	(15,501)

	$1,692	$(11,489)	$(15,359)

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(4.0)	(4.8)	(4.8)
Valuation allowance	42.2	—	—
Permanent items	1.0	0.7	0.5
Deferred item adjustments	2.0	0.9	(0.2)

Effective income tax rate	6.2%	(38.2)%	(39.5)%

        The components of the Company's overall deferred tax assets and liabilities at December 31, 2010 and 2009, are as follows:

(in thousands)	December 31, 2010	December 31, 2009
Deferred tax assets
Accounts receivable	$780	$975
Accrued compensation and pension	7,701	5,194
Inventories	335	327
Other assets	3,836	3,867
Unrealized loss on cash flow hedge	6,372	8,472
Unrealized loss on pension	2,818	2,533
Net operating loss carryforwards	50,263	53,094

Deferred tax assets	72,105	74,462
Valuation Allowance	(11,958)	—

Deferred tax assets	60,147	74,462

Deferred tax liabilities
Accelerated depreciation and amortization	(118,403)	(129,561)
Prepaid assets	(692)	(189)

Total deferred tax liabiliites	(119,095)	(129,750)

Net deferred tax liability	$(58,948)	$(55,288)

        At December 31, 2010, the Company had available unused federal net operating loss carryforwards of approximately $134.7 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

        We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million to recognize this uncertainty and, in future reporting periods, will continue to assess the likelihood that deferred tax assets will be realizable.

        Under the Code, certain corporate stock transactions into which the Company has entered or may enter in the future could limit the amount of net operating loss carryforwards which may be utilized on an annual basis to offset taxable income in future periods.

        ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

        Our evaluation was performed for the tax years ended December 31, 2010, 2009 and 2008 the tax years that remain subject to examination by major tax jurisdictions as of December 31, 2010. We do not believe there will be any material changes in our unrecognized tax positions over the next twelve months.

        A reconciliation of the beginning and ending amount of unrecognized tax benefit for the years ended December 31, 2010, 2009 and 2008:

(in thousands)
Unrecognized tax benefits balance at January 1, 2008	$2,100
Gross increases for tax positions in 2008	—

Unrecognized tax benefits balance at December 31, 2008	$2,100
Gross increases for tax positions in 2009	—

Unrecognized tax benefits balance at December 31, 2009	2,100
Gross increases for tax positions in current period	—

Unrecognized tax benefits balance at December 31, 2010	$2,100

        All of the unrecognized tax benefits at December 31, 2010 would affect the remaining balance attributable to the Transaction in accordance with ASC Topic 740.

Securityholders Agreement	12 Months Ended
Dec. 31, 2010
Securityholders Agreement
Securityholders Agreement

13. Securityholders Agreement

        Irving Place Capital and certain members of our management that acquired securities of Parent in connection with the merger entered into a securityholders agreement that governs certain relationships among, and contain certain rights and obligations of, such stockholders. The securityholders agreement, among other things:

  •
  limits the ability of the stockholders to transfer their securities in Parent, except in certain permitted transfers as defined therein;

  •
  provides for certain co-sale rights; and

  •
  provides for certain rights of first refusal with respect to transfers by stockholders other than to certain permitted transferees.

Business Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Segments
Business Segments

13. Segment Information

        Our reporting segments consist of Medical Equipment Outsourcing, Technical and Professional Services, and Medical Equipment Sales and Remarketing. Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker. Other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets. Certain operating information for our segments as well as a reconciliation of total Company gross margin to loss before income tax was as follows:

Medical Equipment Outsourcing
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$73,847	$60,818	$140,086	$125,992
Cost of revenue	28,466	22,452	52,900	45,069
Medical equipment depreciation	17,505	17,358	34,673	34,815

Gross margin	$27,876	$21,008	$52,513	$46,108

Technical and Professional Services
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$11,361	$11,152	$22,231	$21,965
Cost of revenue	8,227	8,064	16,110	15,848

Gross margin	$3,134	$3,088	$6,121	$6,117

Medical Equipment Sales and Remarketing
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$5,876	$4,763	$11,482	$8,950
Cost of revenue	4,600	3,724	8,900	7,071

Gross margin	$1,276	$1,039	$2,582	$1,879

Total Gross Margin and Reconciliation to Loss Before Income Tax
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Total gross margin	$32,286	$25,135	$61,216	$54,104
Selling, general and administrative	27,111	20,982	49,491	42,052
Acquisition and integration expenses	1,225	—	1,999	—
Interest expense	12,745	11,855	24,450	23,362

Loss before income tax	$(8,795)	$(7,702)	$(14,724)	$(11,310)

Total Assets by Reporting Segment
(in thousands)

	June 30, 2011	December 31, 2010
Medical Equipment Outsourcing	$444,497	409,315
Technical and Professional Services	87,726	85,175
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	418,964	319,935

Total Company Assets	$969,790	833,028

14. Business Segments

        The Company operates in three reportable segments:

  •
  Medical equipment outsourcing is the segment which the Company provides medical equipment outsourcing services to its customers, including more than 4,250 acute care hospitals and 4,350 alternate site providers in the United States, including some of the nation's premier health care institutions.

  •
  Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company's team of over 325 technicians and professionals located in its nationwide network of offices.

  •
  Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company's Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

        The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2010	2009	2008
Medical Equipment Outsourcing
Net Sales	$250,455	$232,623	$223,676
Gross margin	89,439	84,803	79,895
Assets	409,315	420,940	432,643
Amortization and Depreciation	11,625	11,793	12,643
Technical and Professional Services
Net Sales	44,426	42,395	45,225
Gross margin	12,736	11,856	12,549
Assets	85,175	85,867	86,559
Amortization and Depreciation	692	692	692
Intangible asset impairment charge	—	—	4,000
Medical Equipment Sales and Remarketing
Net Sales	22,541	22,186	20,218
Gross margin	6,199	4,009	4,745
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	319,935	309,993	339,920
Amortization and Depreciation	79,422	74,562	72,488
Capital Expenditures	76,998	53,527	73,903
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	833,028	835,403	877,725
Amortization and Depreciation	91,739	87,047	85,823
Capital Expenditures	76,998	53,527	73,903
Impairment charge	—	—	4,000
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$108,374	$100,668	$97,189
Selling, general and administrative	89,336	84,225	85,166
Intangible asset impairment charge	—	—	4,000
Interest expense	46,457	46,505	46,878

Loss before income tax	$(27,419)	$(30,062)	$(38,855)

        Gross margin represents net revenues less total direct costs.

        Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets.

Subsequent Event	12 Months Ended
Dec. 31, 2010
Subsequent Event
Subsequent Event

15. Subsequent Event

        On February 6, 2011, we and our wholly owned subsidiary, Sunrise Merger Sub, Inc., a Nevada corporation ("Sunrise Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Emergent Group Inc., a Nevada corporation ("Emergent Group"). Pursuant to the Merger Agreement, the Company and Sunrise Merger Sub commenced a tender offer (the "Offer") on March 2, 2011 to purchase all of the issued and outstanding shares of Emergent Group's common stock, par value $0.04 per share, at a purchase price of $8.46 per share in cash to be followed by a merger of Sunrise Merger Sub with and into Emergent Group with Emergent Group (the "Merger") surviving as a wholly owned subsidiary of the Company. The total enterprise value of the transaction including debt assumption is approximately $70.0 million and Parent will fund the transaction by drawings under its existing $195.0 million credit facility, which is described in Note 6 in the accompanying Financial Statements.

        This acquisition is expected to be complete within 45 to 90 days of the February 6, 2011 signing. Consummation of the Offer and the Merger are subject to various closing conditions, including the tender of 65% of the Shares and other customary closing conditions. The Merger Agreement also includes customary termination provisions for both Emergent Group and UHS and provides that, in connection with the termination of the Merger Agreement under specified circumstances, Emergent Group will be required to pay UHS a termination fee of approximately $2.2 million.

        Since February 22, 2011, three putative shareholder class action complaints challenging the transactions contemplated by the Merger Agreement were filed on behalf of three separate plaintiffs in the Superior Court of the State of California in the County of Los Angeles against Emergent Group, UHS, Sunrise Merger Sub and the individual members of the Emergent Group Board. The complaints allege, among other things, that the members of the Emergent Group Board breached their fiduciary duties owed to the public shareholders of Emergent Group by attempting to sell Emergent Group by means of an unfair process with preclusive deal protection devices at an unfair price of $8.46 in cash per Share and by entering into the Merger Agreement, approving the Offer and the proposed Merger, engaging in self dealing and failing to take steps to maximize the value of Emergent Group to its public shareholders. The complaints further allege that Emergent Group, UHS and Sunrise Merger Sub aided and abetted such breaches of fiduciary duties. In addition, the complaints allege that certain provisions of the Merger Agreement unduly restrict Emergent Group's ability to negotiate with rival bidders. The complaints seek, among other things, declaratory and injunctive relief concerning the alleged fiduciary breaches, injunctive relief prohibiting the defendants from consummating the Merger and other forms of equitable relief. Beginning on March 8, 2011, the plaintiffs in these lawsuits filed an application to compel expedited discovery. Management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 37,747
Accounts receivable, less allowance for doubtful accounts	65,388	59,962
Inventories	6,031	4,761
Deferred income taxes	11,942	10,715
Other current assets	5,197	3,342
Total current assets	126,305	78,780
Property and equipment, net:
Medical equipment, net	231,808	206,842
Property and office equipment, net	22,073	20,762
Total property and equipment, net	253,881	227,604
Other long-term assets:
Goodwill	323,989	280,211
Other intangibles, net	251,524	234,915
Other, primarily deferred financing costs, net	14,091	11,518
Total assets	969,790	833,028
Current liabilities:
Current portion of long-term debt	5,562	3,764
Interest rate swap	11,019
Book overdrafts	4,739	3,566
Accounts payable	23,575	26,943
Accrued compensation	14,520	11,648
Accrued interest	4,827	3,601
Dividend payable	33,501
Other accrued expenses	13,355	9,472
Total current liabilities	111,098	58,994
Long-term debt, less current portion	650,134	521,281
Interest rate swap		16,347
Pension and other long-term liabilities	8,222	6,302
Payable to Parent	16,937	13,702
Deferred income taxes	75,061	69,663
Commitments and contingencies
Total equity
Common stock
Additional paid-in capital	214,294	248,794
Accumulated deficit	(94,831)	(87,276)
Accumulated other comprehensive loss	(11,495)	(14,779)
Total shareholders' equity	107,968	146,739
Non controlling interest	370
Total equity	108,338	146,739
Total liabilities and shareholders' equity	$ 969,790	$ 833,028

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance Sheets
Accounts receivable, allowance for doubtful accounts (in dollars)	$ 2,082	$ 2,000	$ 2,450
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1,000	1,000	1,000
Common stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000

Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue
Medical equipment outsourcing	$ 73,847	$ 60,818	$ 140,086	$ 125,992
Technical and professional services	11,361	11,152	22,231	21,965
Medical equipment sales and remarketing	5,876	4,763	11,482	8,950
Total revenues	91,084	76,733	173,799	156,907
Cost of Sales
Cost of medical equipment outsourcing	28,466	22,452	52,900	45,069
Cost of technical and professional services	8,227	8,064	16,110	15,848
Cost of medical equipment sales and remarketing	4,600	3,724	8,900	7,071
Medical equipment depreciation	17,505	17,358	34,673	34,815
Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	58,798	51,598	112,583	102,803
Gross margin	32,286	25,135	61,216	54,104
Selling, general and administrative	27,111	20,982	49,491	42,052
Acquisition and integration expenses	1,225		1,999
Operating income	3,950	4,153	9,726	12,052
Interest expense	12,745	11,855	24,450	23,362
Loss before income taxes	(8,795)	(7,702)	(14,724)	(11,310)
Provision (benefit) for income taxes	(7,520)	(2,562)	(7,307)	(3,890)
Consolidated net loss	(1,275)	(5,140)	(7,417)	(7,420)
Net income attributable to non controlling interest	138		138
Net loss attributable to Universal Hospital Services, Inc.	$ (1,413)	$ (5,140)	$ (7,555)	$ (7,420)

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Consolidated net loss	$ (7,417)	$ (7,420)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	39,414	39,054
Amortization of intangibles and deferred financing costs	8,676	8,226
Provision for doubtful accounts	400	74
Provision for inventory obsolescence	76	116
Non-cash stock-based compensation expense	2,196	691
Non-cash gain on trade-in of recalled equipment	(3,292)
Loss (gain) on sales and disposals of equipment	(801)	(136)
Deferred income taxes	(7,109)	(3,574)
Changes in operating assets and liabilities:
Accounts receivable	(1,310)	4,746
Inventories	(125)	447
Other operating assets	(252)	(802)
Accounts payable	(2,111)	(2,996)
Other operating liabilities	2,745	3,792
Net cash provided by operating activities	31,090	42,218
Cash flows from investing activities:
Medical equipment purchases	(48,116)	(47,250)
Property and office equipment purchases	(3,235)	(2,642)
Proceeds from disposition of property and equipment	1,496	1,239
Acquisitions, net of cash acquired	(65,039)
Net cash used in investing activities	(114,894)	(48,653)
Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	86,579
Payments under senior secured credit facility	(185,150)	(70,379)
Payments of principal under capital lease obligations	(2,714)	(2,557)
Payment of deferred financing costs	(3,500)	(1,746)
Proceeds from issuance of bonds	178,938
Accrued interest received from bondholders	661
Cash paid to non controlling interests	(147)
Proceeds from exercise of parent company stock options	40
Repayment of 10.125% senior notes		(9,945)
Change in book overdrafts	1,173	4,483
Net cash provided by financing activities	121,551	6,435
Net change in cash and cash equivalents	37,747
Cash and cash equivalents at the beginning of period		0
Cash and cash equivalents at the end of period	37,747
Supplemental cash flow information:
Interest paid	22,645	22,122
Income taxes paid	352	263
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	8,627	5,233
Dividend declared to Parent	34,500
Capital lease additions	$ 2,636	$ 5,641

Basis of Presentation	6 Months Ended
Jun. 30, 2011
Description of Business
Basis of Presentation

1. Basis of Presentation

        The interim consolidated financial statements included in this Quarterly Report on Form 10-Q have been prepared by Universal Hospital Services, Inc. ("we", "our", "us", the "Company", or "UHS") without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the "SEC"). Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") have been condensed or omitted, pursuant to such rules and regulations. These consolidated financial statements should be read in conjunction with the financial statements and related notes included in the Company's 2010 Annual Report on Form 10-K filed with the SEC.

        On April 1, 2011 we completed our acquisition of Emergent Group Inc. ("Emergent Group"), as described in Note 4, Acquisitions. The results of operations of Emergent Group have accordingly been included in UHS's consolidated results of operations since the date of acquisition. Emergent Group is included in the Medical Equipment Outsourcing segment.

        The interim consolidated financial statements presented herein as of June 30, 2011, reflect, in the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations and cash flows for the periods presented. These adjustments are all of a normal, recurring nature. The results of operations for any interim period are not necessarily indicative of results for the full year.

        The December 31, 2010 balance sheet amounts were derived from audited financial statements.

        We are required to make estimates and assumptions about future events in preparing consolidated financial statements in conformity with GAAP. These estimates and assumptions affect the amounts of assets, liabilities, revenues and expenses at the date of the unaudited consolidated financial statements. While we believe that our past estimates and assumptions have been materially accurate, our current estimates are subject to change if different assumptions as to the outcome of future events are made. We evaluate our estimates and judgments on an ongoing basis and predicate those estimates and judgments on historical experience and on various other factors that we believe to be reasonable under the circumstances. We make adjustments to our assumptions and judgments when facts and circumstances dictate. Since future events and their effects cannot be determined with absolute certainty, actual results may differ from the estimates used in preparing the accompanying unaudited consolidated financial statements.

        A description of our significant accounting policies is included in our 2010 Annual Report on Form 10-K. With the exception of 'Principles of Consolidation' listed below, there have been no material changes to these policies for the quarter ended June 30, 2011.

Principles of Consolidation

        The consolidated financial statements include the accounts of UHS and of Emergent Group Inc. and its wholly owned subsidiaries ("Emergent Group") since its acquisition on April 1, 2011. In addition, in accordance with guidance issued by the Financial Accounting Standards Board ("FASB"), we have accounted for our equity investments in entities in which we are the primary beneficiary under the full consolidation method. All significant intercompany transactions and balances have been eliminated through consolidation. As the primary beneficiary, we consolidate the limited liability companies ("LLCs") referred to in Note 12, Limited Liability Companies, as we effectively receive the majority of the benefits from such entities and we provide equipment lease guarantees for such entities.

Comprehensive Income (Loss)	6 Months Ended
Jun. 30, 2011
Comprehensive Loss
Comprehensive Income (Loss)

2. Comprehensive Income (Loss)

        Comprehensive income (loss) is comprised of consolidated net loss and other comprehensive income attributable to UHS. Other comprehensive loss includes unrealized gains from derivatives designated as cash flow hedges. Accumulated other comprehensive loss is displayed separately on the balance sheets. A reconciliation of net loss to comprehensive income (loss) is provided below:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Net loss attributable to UHS	$(1,413)	$(5,140)	$(7,555)	$(7,420)
Unrealized gain on cash flow hedge, net of tax	1,583	674	3,284	766

Comprehensive income (loss)	$170	$(4,466)	$(4,271)	$(6,654)

Recent Accounting Pronouncement	6 Months Ended
Jun. 30, 2011
Recent Accounting Pronouncement
Recent Accounting Pronouncement

3. Recent Accounting Pronouncement

Standard Adopted

        In October 2009, the FASB issued Accounting Standards Update 2009-13, Revenue Recognition (Topic 605): Multiple Deliverable Revenue Arrangements—A Consensus of the FASB Emerging Issues Task Force. This update provides application guidance on whether multiple deliverables exist, how the deliverables should be separated and how the consideration should be allocated to one or more units of accounting. This update establishes a selling price hierarchy for determining the selling price of a deliverable. The selling price used for each deliverable will be based on vendor-specific objective evidence, if available, third-party evidence if vendor-specific objective evidence is not available, or estimated selling price if neither vendor-specific or third-party evidence is available. We prospectively adopted this standard in January 2011. The adoption did not have a material impact on our consolidated financial statements.

Standard Not Yet Adopted

        In June 2011, the FASB issued an amendment to the authoritative guidance on comprehensive income. The amendment eliminates the option to present the components of other comprehensive income as part of the statement of changes in shareholders' equity or include the components in the notes to the consolidated financial statements, and instead requires the presentation of comprehensive income in either a continuous statement of comprehensive income or a separate but consecutive statement. The amendment will be effective for our quarter ending March 31, 2012. The adoption of this amendment is not expected to have a material effect on our consolidated financial statements, but will require a change to present comprehensive income (loss) on the face of our consolidated financial statements.

Acquisitions	6 Months Ended
Jun. 30, 2011
Acquisitions
Acquisitions

4. Acquisitions

Emergent Group Inc.

        On April 1, 2011 (the "Acquisition Date"), we completed our acquisition of Emergent Group for a total purchase price of approximately $65.3 million, which represents the sum of $60.0 million of cash paid for equity, $4.8 million of capital lease liability assumed and $2.0 million of transaction costs, less cash acquired of $1.5 million. All outstanding Emergent Group shares were purchased at a price of $8.46 per share. Emergent Group's wholly owned subsidiary, PRI Medical Technologies, Inc. ("PRI Medical"), is a provider of surgical laser equipment services primarily for the urology community. The purchase of Emergent Group supports our strategic growth initiatives to diversify our outsourcing offerings to our customers. The acquisition of Emergent Group was funded primarily by drawings under our $195.0 million senior secured credit facility, which is described below in Note 9, Long-Term Debt.

        The following table summarizes the fair values of the assets acquired and liabilities assumed at the Acquisition Date:

(in thousands)	April 1, 2011
Cash and cash equivalents	$1,480
Accounts receivable	4,517
Inventories	1,222
Deferred income taxes	208
Other current assets	1,403
Medical equipment	7,540
Property and equipment	234
Intangible assets	22,150
Other assets	79

Total identifiable assets	38,833

Accounts payable	1,972
Accrued expenses	1,571
Other liabilities	1,454
Deferred income taxes	9,523
Capital leases	4,763

Total liabilities assumed	19,283

Net identifiable assets acquired	19,550
Non controlling interests	(379)
Goodwill	40,848

Net assets acquired	$60,019

        The above estimated fair values of assets acquired and liabilities assumed are provisional and are based on the information that was available as of the Acquisition Date to estimate the fair value of assets acquired and liabilities assumed. Additionally, we believe our net accounts receivable to be collectible. The Company believes that the available information provides a reasonable basis for preliminarily estimating the fair values. We will continue to evaluate the above purchase price allocation as better information becomes available, particularly as it relates to income taxes. We anticipate additional relevant information to become available as we complete and file our related tax returns. We expect to finalize the valuation and complete the purchase price allocation as soon as practicable, but no later than one year from the Acquisition Date.

        The valuation of the intangible assets acquired and related amortization periods are as follows:

	Valuation (in thousands)	Amortization Period (in years)
Customer relationships	$17,669	8
Trade names	4,264	10
Proprietary software	217	3

Total	$22,150

        The $40.8 million of goodwill was assigned to our Outsourcing segment. The goodwill recognized is attributable primarily to strategic and synergistic opportunities across Emergent Group, the assembled workforce of Emergent Group and other factors. The goodwill recognized is not deductible for income tax purposes.

        The Company expensed $1.2 million and $2.0 million of Emergent Group acquisition-related costs for the three and six-month periods ended June 30, 2011, respectively. These costs are included in line item entitled "acquisition and integration expenses" in the accompanying consolidated statements of operations and are comprised of the following items:

	Acquisition and integration expenses
(in thousands)	Three Months Ended June 30, 2011	Six Months Ended June 30, 2011
Investment banking fees	$825	$825
Legal, accounting and other costs	400	1,174

Total	$1,225	$1,999

        The amounts of revenue and net income of Emergent Group included in the Company's consolidated statements of operations from the Acquisition Date to June 30, 2011 are as follows (in thousands):

Revenue and income included in the Consolidated Statements of Operations from April 1, 2011 to June 30, 2011
Revenue	$8,055
Net income attributable to Emergent Group	$191

        The following supplemental pro forma information presents the financial results as if the acquisition of Emergent Group had occurred on January 1, 2011 and January 1, 2010 for the six months ended June 30, 2011 and the three and six months ended June 30, 2010, respectively. This supplemental pro forma information has been prepared for comparative purposes and does not purport to be indicative of what would have occurred had the acquisition been made on January 1, 2011 or January 1, 2010, nor are they indicative of any future results.

(in thousands)	Six Months Ended June 30, 2011
Pro forma consolidated results
Revenue	$181,628
Net loss attributable to Universal Hospital Services, Inc.	(9,241)

(in thousands)	Three Months Ended June 30, 2010	Six Months Ended June 30, 2010
Pro forma consolidated results
Revenue	$83,980	$171,527
Net loss attributable to Universal Hospital Services, Inc.	(5,565)	(8,138)

        These amounts have been calculated after applying the Company's accounting policies and adjusting the results of Emergent Group to reflect the additional depreciation, amortization and interest that would have been charged assuming the fair value adjustments primarily to medical equipment and intangible assets, and draws on the line of credit to fund the acquisition had been applied on January 1, 2011 and 2010, as applicable, together with the consequential tax effects.

Other Acquisition

        On May 31, 2011, we completed the acquisition of certain assets of the equipment rental division of a medical equipment manufacturer for $6.5 million in cash. The assets acquired primarily consisted of movable medical equipment of approximately $1.7 million, customer relationship intangibles of approximately $1.9 million and goodwill of approximately $2.9 million. The acquisition was funded through our $195.0 million senior secured credit facility, which is described below in Note 9, Long-Term Debt.

        The following table summarizes the impact of our second quarter acquisitions related to goodwill at June 30, 2011:

(in thousands)	Goodwill
Balance at December 31, 2010	$280,211
Acquisition of Emergent Group Inc.	40,848
Other acquisition	2,930

Balance at June 30, 2011	$323,989

        There is no aggregate goodwill impairment for any of the periods presented in our financial statements.

Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements

5. Fair Value Measurements

        Financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2011 and December 31, 2010, in accordance with Accounting Standards Codification ("ASC") Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at June 30, 2011				Fair Value at December 31, 2010
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$11,019	$—	$11,019	$—	$16,347	$—	$16,347

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of nonexchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

Fair Value of Other Financial Instruments

        The Company considers the carrying amount of financial instruments, including accounts receivable, accounts payable and accrued liabilities, as the approximate fair value due to their short maturities. The fair value of our outstanding PIK Toggle Notes and Floating Rate Notes as of June 30, 2011 and December 31, 2010, based on the quoted market price for the same or similar issues of debt, is approximately:

(in millions)	June 30, 2011	December 31, 2010
PIK Toggle Notes	$415.7	$240.9
Floating Rate Notes	221.4	210.9

3. Fair Value Measurements

        ASC Topic 820 "Fair Value Measurements and Disclosure," which establishes a consistent framework for measuring fair value and expands disclosures on fair value measurements. ASC Topic 820 was effective for the Company starting in fiscal 2008 with respect to financial assets and liabilities. In addition, the Company adopted the non-financial asset and liability provisions on January 1, 2009. The adoption of the non-financial asset and liability provisions of ASC Topic 820 had no impact on our financial statements as of January 1, 2009 and has been applied on a prospective basis.

        Financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2010 and 2009, in accordance with ASC Topic 820, are summarized in the following table by type of inputs applicable to the fair value measurements:

	Fair Value at December 31, 2010				Fair Value at December 31, 2009
(in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Interest Rate Swap	$—	$16,347	$—	$16,347	$—	$21,286	$—	$21,286

        A description of the inputs used in the valuation of assets and liabilities is summarized as follows:

          Level 1—Inputs represent unadjusted quoted prices for identical assets or liabilities exchanged in active markets.

          Level 2—Inputs include directly or indirectly observable inputs other than Level 1 inputs such as quoted prices for similar assets or liabilities exchanged in active or inactive markets; quoted prices for identical assets or liabilities exchanged in inactive markets; other inputs that are considered in fair value determinations of the assets or liabilities, such as interest rates and yield curves that are observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks and default rates; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

          Level 3—Inputs include unobservable inputs used in the measurement of assets and liabilities. Management is required to use its own assumptions regarding unobservable inputs because there is little, if any, market activity in the assets or liabilities or related observable inputs that can be corroborated at the measurement date. Measurements of non-exchange traded derivative contract assets and liabilities are primarily based on valuation models, discounted cash flow models or other valuation techniques that are believed to be used by market participants. Unobservable inputs require management to make certain projections and assumptions about the information that would be used by market participants in pricing assets or liabilities.

Shareholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Shareholder's Equity
Shareholder's Equity

6. Shareholders' Equity

        The following tables represent changes in shareholders' equity that are attributable to our shareholders and non controlling interests for the six month periods ending June 30, 2011 and 2010.

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity
Balance at December 31, 2010	$248,794	$(87,276)	$(14,779)	$—	$146,739
Consolidation of Emgergent Group non controlling interests	—	—	—	379	379
Net income (loss)	—	(7,555)	—	138	(7,417)
Dividend declared	(34,500)	—	—	—	(34,500)
Unrealized gain on cash flow hedge, net of tax	—	—	3,284	—	3,284
Cash distributions to non controlling interests	—	—	—	(147)	(147)

Balance at June 30, 2011	$214,294	$(94,831)	$(11,495)	$370	$108,338

(in thousands)	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Non controlling Interests	Total Equity
Balances at December 31, 2009	$248,794	$(58,165)	$(16,638)	$—	$173,991
Net loss	—	(7,420)	—	—	(7,420)
Unrealized gain on cash flow hedge, net of tax	—	—	766	—	766

Balances at June 30, 2010	$248,794	$(65,585)	$(15,872)	$—	$167,337

8. Shareholder's Equity

Common Stock

        The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

(in thousands)	December 31, 2010	December 31, 2009
Unrealized loss on minimum pension liability adjustment, net of tax	$(4,804)	$(3,824)
Unrealized loss on cash flow hedge, net of tax	(9,975)	(12,814)

Accumulated Other Comprehensive Loss	$(14,779)	$(16,638)

Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Stock-Based Compensation
Stock-Based Compensation

7. Stock-Based Compensation

        During the six months ended June 30, 2011, activity under the 2007 Stock Option Plan (the "2007 Stock Option Plan"), of UHS Holdco, Inc., our parent company ("Parent"), was as follows:

(in thousands except exercise price)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8
Granted	—
Exercised	(40)	$1.00	$(33)
Forfeited or expired	(607)	$1.01

Outstanding at June 30, 2011	38,876	$1.06	$25,445	6.3

Exercisable at June 30, 2011	23,993	$1.02	$16,673	6.1
Remaining authorized options available for issue	5,029

        The exercise price of each stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by Parent's board of directors and Parent's compensation committee and based on an analysis of a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses.

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of stock options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' expected vesting periods. There were no stock options granted during the six months ended June 30, 2011.

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

        Although Parent grants stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. Along with this expense, which is primarily included in selling, general and administrative expense, the Company records an offsetting payable to Parent liability which is not expected to be settled within the next twelve months.

        At June 30, 2011, unearned non-cash stock-based compensation that we expect to recognize as expense over a weighted average period of 2.2 years, totals approximately $7.7 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

9. Stock-Based Compensation

        The 2007 Stock Option Plan provides for the issuance of 43.9 million nonqualified stock options of Parent to any of its and Parent's executives, other key employees and to consultants and certain non-employee directors. The options allow for the purchase of shares of common stock of Parent at prices equal to the stock's fair market value at the date of grant.

        Options granted have a ten-year contractual term and vest over approximately six years. For option grants to its employees, half of the options have fixed vesting schedules and the other half of the options vest upon the achievement of established performance targets, though options subject to performance targets were amended on August 11, 2010 (see "Amendment to Vesting Provisions of Options Agreements" below). For option grants to its directors, all of the options vest on a fixed schedule. The shares issued to a grantee upon the exercise of such grantee's options will be subject to certain restrictions on transferability as provided in the 2007 Stock Option Plan. Grantees are subject to non-competition, non-solicitation and confidentiality requirements as set forth in their respective stock option grant agreements. Forfeited options are available for future issue.

        A summary of the status of Parent's 2007 Stock Option Plan as of and for the years ended December 31, 2010, 2009 and 2008 is detailed below:

(in thousands except exercise price and years)	Number of Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual term (years)
Outstanding at December 31, 2008	36,740	$1.00	$—	8.5

Granted	1,569	1.00
Exercised	—
Forfeited or expired	(782)	1.00

Outstanding at December 31, 2009	37,527	$1.00	$35,651	7.5

Granted	2,708	1.83
Exercised	(28)	1.00	$23
Forfeited or expired	(684)	1.00

Outstanding at December 31, 2010	39,523	$1.06	$37,315	6.8

Exercisable at December 31, 2010	24,414	$1.02	$24,046	6.6

Expected to Vest at December 31, 2010	14,579	$1.12	$12,838	7.1

Remaining authorized options not yet issued	4,382

        The exercise price of the stock option award is equal to the market value of Parent's common stock on the grant date as determined reasonably and in good faith by the Parent's board of directors and compensation committee. The exercise price of options issued during the years ended December 31, 2010 and 2009 was determined through a variety of factors including peer group multiples, merger and acquisition multiples, and discounted cash flow analyses. The exercise prices of options issued during the year ended December 31, 2008 was determined by reference to the then recent per share valuation of Parent resulting from the Transaction as detailed below.

(in thousands, except per share amount)
Equity Contribution at May 31, 2007 from Irving Place Capital and UHS Management to Parent	$248,794
Parent shares issued and outstanding at May 31, 2007	248,794

Per share Parent valuation at May 31, 2007	$1.00

        The intrinsic value of a stock award is the amount by which the market value of the underlying stock exceeds the exercise price of the award.

        We determine the fair value of options using the Black-Scholes option pricing model. The estimated fair value of options, including the effect of estimated forfeitures, is recognized as expense on a straight-line basis over the options' vesting periods. The range of assumptions in the table below was used to determine the Black-Scholes fair value of stock options amended on August, 11, 2010 or granted during the year ended December 31, 2010. The remaining assumptions below were used in determining the fair value of stock options granted during the years ended December 31, 2009 and 2008, also under the Black-Scholes model.

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Risk-free interest rate	0.73% - 3.08%	2.20%	2.85%
Expected volatility	31.90% - 38.00%	37.90%	30.50%
Dividend Yield	N/A	N/A	N/A
Expected option life (years)	3.9 - 6.6	6.6	6.6
Black-Scholes Value of Options	$0.72 - $1.03	$0.42	$0.37

        Expected volatility is based on an independent valuation of the stock of companies within our peer group. Given the lack of a true comparable company, the peer group consists of selected public health care companies representing our suppliers, customers and competitors within certain product lines. The risk free-interest rate is based on the U.S. Treasury yield curve in effect at the grant date based on the expected option life. The expected option life represents the result of the "simplified" method applied to "plain vanilla" options granted during the period, as provided within ASC Topic 718, "Compensation—Stock Compensation." Parent used the simplified method as Parent does not have sufficient historical exercise experience to provide a basis upon which to estimate the expected term.

Amendment to Vesting Provisions of Option Agreements

        On August 11, 2010, the compensation committee of our board of directors recommended, and the board of directors (the "Parent Board") of UHS Holdco, Inc. approved, an amendment (the "Amendment") to the vesting provisions contained in all outstanding option agreements of participants in the 2007 Stock Option Plan who were employed by Parent or us as of the effective date of the Amendment, or served on our board of directors through that date. Performance vesting options granted under the 2007 Stock Option Plan vest over a six-year period with one-sixth vesting on December 31 of each year of the six-year period, subject to the option holder not ceasing employment with Parent or us, and prior to the effectiveness of the Amendment, subject to our attainment of either an adjusted EBITDA target for current fiscal year, or an aggregate adjusted EBITDA target calculated in each subsequent fiscal year, as provided in the respective form of option agreement. The Amendment, among other things, did away with the requirement that the EBITDA-based performance objectives be achieved in order for performance vesting options to vest, in effect providing for time-based vesting of these options rather than performance vesting. The Amendment did not change the number of options granted, the strike price, or any continued service requirements. The Amendment also provided for the acceleration of vesting, for 2007 Stock Option Plan participants who were employed by Parent or us as of the effective date of the Amendment and who were granted options prior to December 31, 2009, of options (the "Accelerated Options") to purchase approximately 2,996,000 shares of common stock of Parent that were eligible for vesting on December 31, 2009, but did not vest because we did not achieve the applicable adjusted EBITDA target for the fiscal year ended December 31, 2009. At the time vesting was accelerated, the Accelerated Options remained eligible for vesting in future years based on our achievement of an aggregate adjusted EBITDA target. Except as described above, all other terms and conditions applicable to the Accelerated Options remain in effect. The Amendment also amended the provisions relating to time vesting options granted under the 2007 Stock Option Plan to achieve greater consistency between the treatment of these options and the treatment of performance vesting options in the event of a sale of substantially all of the assets of Parent or us.

        The Parent Board authorized the Amendment in an effort to ensure that Parent continues to provide long-term incentives that drive core operating performance, while creating a meaningful retention benefit.

        Aggregate performance vesting options affected by the Amendment, including the Accelerated Options, are detailed below by original grant date:

Summary of Performance Vesting Options
(in thousands)

Grant Date	Performance Options Outstanding at August 10, 2010	Vested Performance Options Outstanding at August 10, 2010 (Prior to Amendment)	Options Affected by Amendment(1)	Accelerated Options(2)
June 18, 2007	17,109	5,707	11,402	2,850
December 3, 2007	283	48	235	47
April 1, 2008	28	5	23	5
April 1, 2009	564	—	564	94
April 13, 2010(3)	707	—	707	N/A

Total	18,691	5,760	12,931	2,996

(1)
Includes Accelerated Options

(2)
Accelerated Options vesting on August 11, 2010

(3)
Options issued subsequent to December 31, 2009 were not affected by the accelerated vesting

        An aggregate of approximately 2,996,000 options vested on August 11, 2010 as a result of the Parent Board's acceleration of vesting performance vesting options. The remaining unvested options affected by the Amendment will vest and become exercisable on each December 31, in accordance with the vesting schedule provided in the option agreements, through the remaining term of the applicable option.

        Although Parent grants the stock options, the Company recognizes compensation expense related to these options since the services are performed for its benefit. For the years ended December 31, 2010, 2009 and 2008, we recognized non-cash stock compensation expense of $7.3, $1.3 and $2.5 million, respectively, which is primarily included in selling, general and administrative expenses. The amendment accounts for $5.8 million of the $7.3 million of non-cash stock compensation expense recorded for the year ended December 31, 2010.

        At December 31, 2010, unearned non-cash stock-based compensation related to our options, that we expect to recognize as expense over a weighted average period of 2.6 years, totals approximately $9.9 million, net of our estimated forfeiture rate of 2.0%. The expense could be accelerated upon the sale of Parent or the Company.

Dividend Declared	6 Months Ended
Jun. 30, 2011
Dividend Declared
Dividend Declared

8. Dividend Declared

        On June 8, 2011 the Company and Parent's Boards of Directors declared a dividend of $0.12 per share to the Parent's shareholders of record on June 10, 2011 and a $0.12 per share distribution to be paid to the holders of vested options on the Parent's stock as of June 10, 2011 subject to the consummation of the note offering which occurred on June 17, 2011 (see Note 9, Long-term Debt) and payable on July 1, 2011.

        Also on June 8, 2011, the Boards of Directors declared a distribution of $0.12 per option to holders of outstanding options on the Parent's stock on June 10, 2011 that are scheduled to vest on December 31, 2011, 2012, 2013, 2014, and 2015.

        Our consolidated balance sheet as of June 30, 2011 reflects the decrease in shareholders' equity for dividends paid to Parent shareholders and vested option holders on July 1, 2011, as well as estimated amounts to be paid to holders of options expected to vest on December 31, 2011 though 2015 based on the an estimated option forfeiture rate of 2% annually. It also reflects the related current dividend payable and long-term dividend payable included in Payable to Parent.

Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Long-Term Debt
Long-Term Debt

9. Long-Term Debt

        Long-term debt consists of the following:

(in thousands)	June 30, 2011	December 31, 2010
PIK toggle notes	$405,000	$230,000
Floating rate notes	230,000	230,000
Unamortized bond premium	3,866	—
Senior secured credit facility	—	52,900
Capital lease obligations	16,830	12,145

	655,696	525,045
Less: Current portion of long-term debt	(5,562)	(3,764)

Total long-term debt	$650,134	$521,281

        PIK Toggle Notes.    Our 8.50% / 9.25% Second Lien Senior Secured PIK Toggle Notes due 2015 (the "PIK Toggle Notes") consist of $230.0 million aggregate principal amount of PIK Toggle Notes issued on May 31, 2007 (the "Existing Notes"), and $175.0 million aggregate principal amount of PIK Toggle Notes issued on June 17, 2011 (the "Additional Notes") for a total aggregate outstanding principal amount of $405.0 million. All of the PIK Toggle Notes were issued under a Second Lien Senior Indenture dated as of May 31, 2007 (the "Second Lien Senior Indenture").

        The Additional Notes were issued at a premium of 102.250% for an aggregate total of $178.9 million in proceeds and are subject to the same terms as the Existing Notes under the Second Lien Senior Indenture. The premium is being amortized over the remaining life of the Additional Notes using the effective interest rate of 7.824%. The proceeds of the issuance of the Additional Notes were used to (i) repay the revolving borrowings under our senior secured credit facility, (ii) pay fees and expenses relating to the offering of the Additional Notes and (iii) pay a dividend as declared by the Company and Parent's Board of Directors on June 8, 2011 (see Note 8, Divided Declared). In connection with the issuance of the Additional Notes, the Company entered into a registration rights agreement with the initial purchasers of the Additional Notes.

        The PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1. Beginning June 1, 2011, the Company was required to make all interest payments on the PIK Toggle Notes entirely as cash interest. Cash interest on the PIK Toggle Notes accrues at the rate of 8.50% per annum. The PIK Toggle Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption.

        We may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        In addition, the PIK Toggle Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' PIK Toggle Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The PIK Toggle Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The PIK Toggle Notes are uncollateralized.

        Floating Rate Notes.    Our Floating Rate Notes (the "Floating Rate Notes") were issued on May 31, 2007 in the aggregate principal amount of $230.0 million under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015. Interest on the Floating Rate Notes is payable semiannually in arrears on each June 1 and December 1. Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At June 30, 2011, our LIBOR-based rate was 3.778%, which includes the credit spread. The Floating Rate Notes are redeemable, at the Company's option, in whole or in part, at specified redemption prices (as defined in the Second Lien Senior Indenture) plus accrued interest to the date of redemption. In addition, the Floating Rate Notes have a change of control provision, which gives each holder the right to require the Company to purchase all or a portion of such holders' Floating Rate Notes upon a change in control, as defined in the Second Lien Senior Indenture, at a purchase price equal to 101% of the principal amount plus accrued interest to the date of purchase. The Floating Rate Notes, subject to certain definitions and exceptions, have covenants that restrict, among other things, the incurrence of additional debt, the payment of dividends and the issuance of preferred stock. The Floating Rate Notes are uncollateralized.

        We may redeem some or all of the Floating Rate Notes at a redemption price equal to 100% of the aggregate principal amount thereof, plus accrued and unpaid interest, if any, to the applicable redemption date, if redeemed, subject to the rights of noteholders.

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to a fixed interest rate. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, Derivatives and Hedging. Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at June 30, 2011 is included as a cash flow hedge on our balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our balance sheet, net of tax, since the instrument was determined to be an effective hedge at June 30, 2011. We expect to reclassify approximately $7.1 million into earnings, net of tax, currently recorded in accumulated other comprehensive loss, in the next 12 months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes (collectively, the "Notes") are guaranteed, jointly and severally, on a second priority senior secured basis, by Emergent Group and PRI Medical, and are also similarly guaranteed by certain of our future domestic subsidiaries. The Notes are our second priority senior secured obligations and rank (i) equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral; (ii) senior in right of payment to all of our and our guarantors' existing and future subordinated indebtedness; (iii) effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and (iv) structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;
  •
  transfer or sell assets;

  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended the senior secured credit facility dated as of May 31, 2007. The senior secured credit facility is a first lien senior secured asset based revolving credit facility. The Amended and Restated Credit Agreement increased the aggregate amount the Company may borrow under the senior secured credit facility from $135.0 million to $195.0 million and extended the maturity date to November 30, 2014. Additionally, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of June 30, 2011, we had $181.8 million of availability under the senior secured credit facility based on a borrowing base of $186.3 million, after giving effect to $4.5 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;

  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.75% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.75% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

          At June 30, 2011, we had no borrowings outstanding under the senior secured credit facility.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part of, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

6. Long-Term Debt

        Long-term debt at December 31, consists of the following:

(in thousands)	2010	2009
PIK Toggle Notes	$230,000	$230,000
Floating Rate Notes	230,000	230,000
Senior secured credit facility	52,900	38,400
10.125% Senior Notes	—	9,945
Capital lease obligations	12,145	10,274

	525,045	518,619
Less: Current portion of long-term debt	(3,764)	(4,062)

Total long-term debt	$521,281	$514,557

        PIK Toggle Notes.    On May 31, 2007, we issued $230.0 million aggregate original principal amount of 8.500% / 9.250% PIK Toggle Notes (the "PIK Toggle Notes") under the Second Lien Senior Indenture (see "Second Lien Senior Indenture" below).

        Beginning June 1, 2011, the Company is required to make all interest payments on the PIK Toggle Notes entirely as cash interest. All PIK Toggle Notes mature on June 1, 2015. Interest on the PIK Toggle Notes is payable semiannually in arrears on each June 1 and December 1.

        We may redeem some or all of the PIK Toggle Notes at any time prior to June 1, 2011, at a price equal to 100% of the principal amount thereof, plus the applicable premium (as defined by the Second Lien Senior Indenture), plus accrued and unpaid interest, if any, to the date of redemption.

        After June 1, 2011, we may redeem some or all of the PIK Toggle Notes at the redemption prices (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the PIK Toggle Notes redeemed, to the applicable redemption date, if redeemed during the 12-month period beginning on June 1 of the years indicated below, subject to the rights of noteholders:

Year	Percentage
2011	104.250%
2012	102.125%
2013 and thereafter	100.000%

        Upon the occurrence of a change of control, each holder of the PIK Toggle Notes has the right to require the Company to repurchase some or all of such holder's PIK Toggle Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, and PIK Interest, if any, to the date of purchase.

        Our PIK Toggle Notes are subject to certain debt covenants which are described below under the heading "Second Lien Senior Indenture."

        Floating Rate Notes.    On May 31, 2007, we issued $230.0 million aggregate original principal amount of Floating Rate Notes (the "Floating Rate Notes") under the Second Lien Senior Indenture (see "Second Lien Senior Indenture" below). Interest on the Floating Rate Notes is reset for each semi-annual interest period and is calculated at the current LIBOR rate plus 3.375%. At December 31, 2010, our LIBOR-based rate was 3.834%, which includes the credit spread noted above. Interest on the Floating Rate Notes is payable semiannually, in arrears, on each June 1 and December 1. At the closing of the Transaction, we assumed all the obligations of Merger Sub under the Second Lien Senior Indenture. The Floating Rate Notes mature on June 1, 2015.

        We may redeem some or all of the Floating Rate Notes at par (expressed as percentages of principal amount) set forth below plus accrued and unpaid interest, if any, on the Floating Rate Notes redeemed, to the applicable redemption date, if redeemed in accordance with the schedule below, subject to the rights of noteholders:

Year	Percentage
Prior to June 1, 2011	101.000%
June 1, 2011 and Thereafter	100.000%

        Upon the occurrence of a change of control, each holder of the Floating Rate Notes has the right to require the Company to repurchase some or all of such holder's Floating Rate Notes at a price in cash equal to 101% of the aggregate principal amount thereof plus accrued and unpaid interest, if any, to the date of purchase.

        Our Floating Rate Notes are subject to certain debt covenants which are described below under the heading "Second Lien Senior Indenture."

        Interest Rate Swap.    In June 2007, we entered into an interest rate swap agreement for $230.0 million, which has the effect of converting the interest rate applicable to our $230.0 million of Floating Rate Notes to fixed interest rates. The effective date for the interest rate swap agreement was December 2007 and the expiration date is May 2012.

        The interest rate swap agreement qualifies for cash flow hedge accounting under ASC Topic 815, "Derivatives and Hedging." Both at inception and on an on-going basis, we must perform an effectiveness test. In accordance with ASC Topic 815, the fair value of the interest rate swap agreement at December 31, 2010 is included as a cash flow hedge on our balance sheet. The change in fair value was recorded as a component of accumulated other comprehensive loss on our balance sheet, net of tax, since the instrument was determined to be an effective hedge at December 31, 2010. We have not recorded any amounts due to ineffectiveness for any periods presented. We expect to reclass $7.1 million into earnings, currently recorded in accumulated other comprehensive loss, in the next 12 months.

        As a result of our interest rate swap agreement, we expect the effective interest rate on our $230.0 million Floating Rate Notes to be 9.065% through May 2012.

        Second Lien Senior Indenture.    Our PIK Toggle Notes and Floating Rate Notes, or the Notes, are guaranteed, jointly and severally, on a second priority senior secured basis, by certain of our future domestic subsidiaries. We do not currently have any subsidiaries. The Notes are our second priority senior secured obligations and rank:

  •
  equal in right of payment with all of our existing and future unsecured and unsubordinated indebtedness, and effectively senior to any such unsecured indebtedness to the extent of the value of collateral;

  •
  senior in right of payment to all of our and our guarantor's existing and future subordinated indebtedness;

  •
  effectively junior to our senior secured credit facility and other obligations that are secured by first priority liens on the collateral securing the Notes or that are secured by a lien on assets that are not part of the collateral securing the Notes, in each case, to the extent of the value of such collateral or assets; and

  •
  structurally subordinated to any indebtedness and other liabilities (including trade payables) of any of our future subsidiaries that are not guarantors.

        The Second Lien Senior Indenture governing the Notes contains covenants that limit our and our guarantors' ability, subject to certain definitions and exceptions, and certain of our future subsidiaries' ability to:

  •
  incur additional indebtedness;

  •
  pay cash dividends or distributions on our capital stock or repurchase our capital stock or subordinated debt;

  •
  issue redeemable stock or preferred stock;

  •
  issue stock of subsidiaries;

  •
  make certain investments;

  •
  transfer or sell assets;
  •
  create liens on our assets to secure debt;

  •
  enter into transactions with affiliates; and

  •
  merge or consolidate with another company.

        The Second Lien Senior Indenture specifies certain events of default, including among others, failure to pay principal, interest or premium, violation of covenants and agreements, cross-defaults to other material agreements, bankruptcy events, invalidity of guarantees, and a default in the performance by us of the security documents relating to the Second Lien Senior Indenture. Some events of default will be triggered only after certain grace or cure periods have expired, or provide for materiality thresholds. In the event certain bankruptcy-related defaults occur, the Notes will become due and payable immediately. If any other default occurs, the Trustee (and in some cases the noteholders) would be entitled to take various actions, including acceleration of amounts due under the Second Lien Senior Indenture.

        Senior Secured Credit Facility.    On May 6, 2010 we entered into an Amended and Restated Credit Agreement with GE Business Financial Services, Inc., as agent for the lenders, and the lenders party thereto, which amended and restated our senior secured credit facility dated as of May 31, 2007. We refer to the amended and restated senior secured credit facility as the "senior secured credit facility." The senior secured credit facility is a first lien senior secured asset based revolving credit facility that is available for working capital and general corporate purposes, including permitted investments, capital expenditures and debt repayments, on a fully revolving basis, subject to the terms and conditions set forth in the credit documents in the form of revolving loans, swing line loans and letters of credit. The senior secured credit facility provides for financing of up to $195.0 million, subject to a borrowing base calculated on the basis of certain of our eligible accounts receivable, inventory and equipment. The maturity date of the facility is November 30, 2014. In connection with our entry into the Amended and Restated Credit Agreement on May 6, 2010, we capitalized deferred financing costs related to the Amended and Restated Credit Agreement in the amount of $1.7 million. As of December, 31, 2010, we had $117.3 million of unused borrowing availability under our senior secured credit facility based on a borrowing base of $174.3 million less borrowings of $52.9 million and after giving effect to $4.1 million used for letters of credit. Our obligations under the senior secured credit facility are secured by a first priority security interest in substantially all of our assets, excluding a pledge of our and Parent's capital stock, any joint ventures and certain other exceptions. Our obligations under the senior secured credit facility are unconditionally guaranteed by Parent.

        The senior secured credit facility requires our compliance with various affirmative and negative covenants. Pursuant to the affirmative covenants, we and Parent agreed to, among other things, deliver financial and other information to the agent, provide notice of certain events (including events of default), pay our obligations, maintain our properties, maintain the security interest in the collateral for the benefit of the agent and the lenders and maintain insurance.

        Among other restrictions, and subject to certain definitions and exceptions, the senior secured credit facility restricts our ability to:

  •
  incur indebtedness;
  •
  create or permit liens;

  •
  declare or pay dividends and certain other restricted payments;

  •
  consolidate, merge or recapitalize;

  •
  acquire or sell assets;

  •
  make certain investments, loans or other advances;

  •
  enter into transactions with affiliates;

  •
  change our line of business; and

  •
  enter into hedging transactions.

        The senior secured credit facility also contains a financial covenant that is triggered if our available borrowing capacity is less than $15.0 million for a certain period, which consists of a minimum ratio of trailing four-quarter EBITDA to cash interest expense, as such terms are defined in the senior secured credit facility.

        Overdue principal, interest and other amounts will bear interest at a rate per annum equal to 2.000% in excess of the applicable interest rate. The applicable margins of the senior secured credit facility will be subject to adjustment based upon leverage ratios. The senior secured credit facility also provides for customary letter of credit fees, closing fees, unused line fees and other fees.

        The senior secured credit facility specifies certain events of default, including, among others, failure to pay principal, interest or fees, violation of covenants, inaccuracy of representations or warranties, bankruptcy events, certain ERISA-related events, cross-defaults to other material agreements, change of control events and invalidity of guarantees or security documents. Some events of default will be triggered only after certain cure periods have expired, or will provide for materiality thresholds. If such a default occurs, the lenders under the senior secured credit facility would be entitled to take various actions, including all actions permitted to be taken by a secured creditor and the acceleration of amounts due under the senior secured credit facility.

        Borrowings under the senior secured credit facility accrue interest (including a credit spread varying with facility usage):

  •
  at a per annum rate equal to 1.750% above the rate announced from time to time by the agent as the "prime rate" payable quarterly in arrears; and

  •
  at a per annum rate equal to 2.750% above the adjusted LIBOR rate used by the agent, for the respective interest rate period determined at our option, payable in arrears upon cessation of the interest rate period elected.

        At December 31, 2010, we had borrowings outstanding that were accruing interest at our prime rate, which was 5.250%, which includes the credit spread noted above. At December 31, 2010, we had borrowings outstanding that were accruing interest at our LIBOR-based rates which were accruing interest at rates ranging from 3.256% to 3.266%, each of which include the credit spread noted above.

        10.125% Senior Notes.    On June 14, 2010, we redeemed, at par value plus accrued interest to the redemption date, all remaining notes of our 10.125% Senior Notes. The funds used to redeem our 10.125% Senior Notes were obtained from our senior secured credit facility. The 10.125% Senior Notes were redeemable, at our option, in whole or in part of, at specified redemption prices (as defined) plus accrued interest to the date of redemption. The transaction resulted in a redemption price of $10.0 million of which $9.9 million related to principal and $0.1 million related to interest.

        Maturities of Long-Term Debt.    At December 31, 2010, maturities of long-term debt for each of our fiscal years ending December 31, 2011 to 2015 and thereafter, are estimated as follows:

(in thousands)
2011	$3,764
2012	3,015
2013	2,916
2014	54,081
2015	460,914
Thereafter	355

$525,045

Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

10. Commitments and Contingencies

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable with assurance.

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to Baxter Healthcare Corporation ("Baxter") to recall all Colleague infusion pumps currently in use in the United States. The FDA order establishes the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period. At the time of the recall notice, we owned approximately 11,900 Colleague infusion pumps.

        For the six months ended June 30, 2011, we recognized recalled equipment net gains of approximately $3.9 million of which $3.3 million were non-cash gains. Non-cash gains result from receiving a replacement pump for a recalled pump. The gains are a result of the fair market value of the replacement pump less the net book value of the recalled pump. At June 30, 2011, we owned approximately 8,200 Colleague pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by Baxter. While the timing and extent of those gains or capital expenditures are not readily estimable, we expect them to extend through 2011 and mid-2012.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortuous interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. We believe these claims are without merit and will vigorously defend against them. Because of the preliminary nature of this proceeding, the difficulty in ascertaining the applicable facts, and the difficulty of predicting the settlement value of the proceeding, we are not able to estimate an amount or range of any reasonably possible loss and the effect it may have on our business, financial condition or results of operations.

        On February 6, 2011, we and our wholly owned subsidiary, Sunrise Merger Sub, Inc. ("Sunrise Merger Sub"), entered into an Agreement and Plan of Merger (the "Merger Agreement") with Emergent Group, pursuant to which we and Sunrise Merger Sub commenced a tender offer (the "Offer") to purchase all of the issued and outstanding shares of Emergent Group's common stock at a purchase price of $8.46 per share in cash, followed by a merger of Sunrise Merger Sub with and into Emergent Group with Emergent Group surviving as a wholly owned subsidiary of the Company (the "Merger"). The Merger was completed on April 1, 2011. Three putative shareholder class action complaints challenging the transactions contemplated by the Merger Agreement were filed on behalf of three separate plaintiffs (collectively, the "Plaintiffs") in the Superior Court of the State of California in the County of Los Angeles (the "Court") against Emergent Group, UHS, Sunrise Merger Sub and the individual members of the Emergent Group Board (collectively, the "Defendants"). One was filed on February 22, 2011 by Brian McManus, individually and on behalf of others similarly situated, a second was filed on February 28, 2011 by Bryan Lamb, individually and on behalf of others similarly situated, and the third was filed on March 2, 2011 by Leena Dave, individually and on behalf of others similarly situated. Each complaint alleges, among other things, that the members of the Emergent Group Board breached their fiduciary duties owed to the public shareholders of Emergent Group by attempting to sell Emergent Group by means of an unfair process with preclusive deal protection devices at an unfair price of $8.46 in cash per Share and by entering into the Merger Agreement, approving the Offer and the proposed Merger, engaging in self dealing and failing to take steps to maximize the value of Emergent Group to its public shareholders. The complaints further allege that Emergent Group, UHS and Sunrise Merger Sub aided and abetted such breaches of fiduciary duties. In addition, the complaints allege that certain provisions of the Merger Agreement unduly restricted Emergent Group's ability to negotiate with rival bidders. The complaints sought, among other things, declaratory and injunctive relief concerning the alleged fiduciary breaches, injunctive relief prohibiting the defendants from consummating the Merger and other forms of equitable relief.

        On March 22, 2011, the Court ordered the consolidation of the lawsuits for all purposes, and renamed the consolidated lawsuits "In re Emergent Group Inc. Shareholder Litigation". On March 24, 2011, a memorandum of understanding regarding settlement of the consolidated lawsuits (the "MOU") was agreed to by the Plaintiffs and the Defendants. Following entry of the MOU the parties entered into a definitive Settlement Agreement, subject to Court approval, that provided in exchange for the Emergent Group's amendment of its Schedule 14D-9 to include certain supplemental disclosures Plaintiffs will seek an order dismissing all actions alleging claims relating to the Merger and providing a full and final release in favor of the Defendants and their related parties from any claims that arose pursuant to or are related to the Offer or the Merger. The Defendants have agreed that Emergent Group or its successor or their respective insurers will pay the Plaintiffs' attorneys' fees and expenses as are awarded by the Court not to exceed $225,000. At June 30, 2011, we have paid $75,000 and anticipate the remainder of the balance to be paid by our insurers. The Court asked for additional information from the parties during the first preliminary approval hearing and declined to preliminarily approve the settlement. The second motion to obtain preliminary approval of the Settlement Agreement was filed on July 15, 2011 and is currently pending before the Court.

        As of June 30, 2011, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

7. Commitments and Contingencies

        Rental expenses were approximately $8.6, $8.3 and $8.5 million for the years ended December 31, 2010, 2009 and 2008, respectively. At December 31, 2010, the Company is committed under various noncancellable operating leases for its district, corporate and other operating locations with annual rental commitments for each of the years ending December 31, 2011 to 2015 and thereafter of the following:

(in thousands)
2011	$5,572
2012	5,125
2013	4,522
2014	4,023
2015	3,278
Thereafter	8,918

$31,438

        On July 13, 2010, the U.S. Food and Drug Administration ("FDA") issued a final order and transition plan to Baxter Healthcare Corporation ("Baxter") to recall all Colleague infusion pumps currently in use in the United States. The FDA order establishes the framework for the recall by providing for a cash refund, generally, $1,500 for single channel pumps and $3,000 for triple channel pumps, or a replacement pump to owners within a two-year period.

        For the year ended December 31, 2010, we returned approximately 2,900 of our recalled Colleague pumps and we recognized recalled equipment net gains of approximately $4.5 million. These gains were in the form of a cash refund. At December 31, 2010, we owned approximately 9,000 Colleague pumps. We are continuing the process of evaluating the course of action that best meets the infusion technology needs of our customers and our business. As such, we expect to continue to recognize gains and also expect to increase purchases of infusion pumps to replace recalled units as they are accepted by Baxter. While the timing and extent of those gains or capital expenditures are not readily estimable, we expect them to extend through 2011 and early 2012.

        The Company, from time to time, may become involved in litigation arising out of operations in the normal course of business. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable.

        On October 19, 2009, Freedom Medical, Inc. filed a lawsuit against the Company and others in U.S. District Court for the Eastern District of Texas. The federal complaint alleges violation of state and federal antitrust laws, tortuous interference with business relationships, business disparagement and common law conspiracy in connection with the biomedical equipment rental market. Freedom Medical, Inc. is seeking unspecified damages and injunctive relief. While we believe these claims are without merit, and will vigorously defend against them, we are unable at this time to determine the ultimate outcome of this matter or determine the effect it may have on our business, financial condition or results of operations.

        As of December 31, 2010, we were not a party to any other pending legal proceedings the adverse outcome of which could reasonably be expected to have a material adverse effect on our operating results, financial position or cash flows.

        The Company, in the ordinary course of business, could be subject to liability claims related to employees and the equipment that it rents and services. Asserted claims are subject to many uncertainties and the outcome of individual matters is not predictable. While the ultimate resolution of these actions may have an impact on the Company's financial results for a particular reporting period, management believes that any such resolution would not have a material adverse effect on the financial position, results of operations or cash flows of the Company.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions
Related Party Transactions

11. Related Party Transactions

Management Agreement

        On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which Irving Place Capital provides general advisory and management services to us with respect to financial and operating matters. Irving Place Capital is a principal owner of Parent, and the following members of our board of directors are associated with Irving Place Capital: John Howard, Robert Juneja, Bret Bowerman and David Crane. We paid Irving Place Capital professional services fees of $0.5 and $0.4 million for the six-month periods ended June 30, 2011 and 2010, respectively.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. One member of our board of directors is also a director of Ryan. We made payments to Ryan totaling $172,000 and $181,000 during the six months ended June 30, 2011 and 2010, respectively.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.

10. Related Party Transactions

Management Agreement

        On May 31, 2007, we and Irving Place Capital entered into a professional services agreement pursuant to which general advisory and management services are provided to us with respect to financial and operating matters. Irving Place Capital is an owner of Parent, and the following members of our board of directors are associated with Irving Place Capital: John Howard, Robert Juneja and Bret Bowerman. In addition, David Crane, a director, provides consulting services to Irving Place Capital. The professional services agreement requires us to pay an annual fee for ongoing advisory and management services equal to the greater of $0.5 million or 0.75% of our Adjusted EBITDA (as defined in the professional services agreement) for the immediately preceding fiscal year, payable in quarterly installments. The professional services agreement provides that Irving Place Capital will be reimbursed for its reasonable out-of-pocket expenses in connection with certain activities undertaken pursuant to the professional services agreement and will be indemnified for liabilities incurred in connection with its role under the professional services agreement, other than for liabilities resulting from its gross negligence or willful misconduct. The term of the professional services agreement commenced on May 31, 2007 and will remain in effect unless and until either party notifies the other of its desire to terminate, we are sold to a third-party purchaser or we consummate a qualified initial public offering, as defined in the professional services agreement. The total professional services agreement fees paid to Irving Place Capital were $0.8, $0.8 and $0.7 million for the years ended December 31, 2010, 2009 and 2008, respectively.

2007 Stock Option Plan

        Parent established the 2007 Stock Option Plan. Compensation expense related to service provided by the Company's employees is recognized in the accompanying Statements of Operations with an offsetting Payable to Parent liability, which is not expected to be settled within the next twelve months.

Business Relationship

        In the ordinary course of business, we entered into an operating lease for our Minneapolis, Minnesota district office with Ryan Companies US, Inc. ("Ryan"), which began on May 1, 2007. On November 29, 2007, we added a new member to our board of directors who is also a director of Ryan. During the years ended December 31, 2010 and 2009, we made rent payments to a Ryan affiliate totaling $350,000 and $328,000. Between November 29, 2007 and December 31, 2008 we made rent payments to a Ryan affiliate totaling $49,000.

        On April 1, 2008, we added three new directors to our Board of Directors. One of our new directors also is a director of Broadlane, Inc. ("Broadlane"), a health care group purchasing organization that serves many of our customers. During the year ended December 31, 2010, 2009 and the nine months ended December 31, 2008, we paid Broadlane approximately $548,000, $519,000 and $427,000 in administrative fees, respectively. On December 31, 2010, accounts payable includes approximately $43,000 in amounts due to Broadlane.

        The Company believes that the aforementioned arrangements and relationships were provided in the ordinary course of business at prices and on terms similar to those that would result from arm's length negotiation between unrelated parties.

Limited Liability Companies	6 Months Ended
Jun. 30, 2011
Limited Liability Companies
Limited Liability Companies

12. Limited Liability Companies

        In connection with expanding our business, PRI Medical participates with others in the formation of limited liability companies ("LLCs") in which PRI Medical becomes a partner and shares the financial interest with the other investors. PRI Medical is the primary beneficiary of these LLCs. These LLCs acquire certain medical equipment for use in their respective business activities, which generally focus on surgical procedures. The LLCs will acquire medical equipment for rental purposes under equipment financing leases. At June 30, 2011, the LLCs had approximately $1.1 million of total assets. The third party investors in each respective LLC generally provide the lease financing company with individual proportionate lease guarantees based on their respective ownership percentages in the LLCs. In addition, PRI Medical will provide such financing companies with its corporate guarantee based on its respective ownership interest in each LLC. In certain instances, PRI Medical has provided such financing companies with an overall corporate guarantee in connection with equipment financing transactions. In such instances, the individual investors in each respective LLC will generally indemnify us against losses, if any, incurred in connection with its corporate guarantee. Additionally, PRI Medical provides operational and administrative support to the LLCs in which it is a partner. As of June 30, 2011, we held interests in six active LLCs.

        For the three and six months ended June 30, 2011 and 2010, in accordance with guidance issued by the FASB, PRI Medical accounted for its equity investments in LLCs (in which it is the primary beneficiary) under the full consolidation method whereby transactions between the PRI Medical and the LLCs have been eliminated through consolidation.

Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Business Segments
Business Segments

13. Segment Information

        Our reporting segments consist of Medical Equipment Outsourcing, Technical and Professional Services, and Medical Equipment Sales and Remarketing. Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker. Other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets. Certain operating information for our segments as well as a reconciliation of total Company gross margin to loss before income tax was as follows:

Medical Equipment Outsourcing
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$73,847	$60,818	$140,086	$125,992
Cost of revenue	28,466	22,452	52,900	45,069
Medical equipment depreciation	17,505	17,358	34,673	34,815

Gross margin	$27,876	$21,008	$52,513	$46,108

Technical and Professional Services
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$11,361	$11,152	$22,231	$21,965
Cost of revenue	8,227	8,064	16,110	15,848

Gross margin	$3,134	$3,088	$6,121	$6,117

Medical Equipment Sales and Remarketing
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Revenues	$5,876	$4,763	$11,482	$8,950
Cost of revenue	4,600	3,724	8,900	7,071

Gross margin	$1,276	$1,039	$2,582	$1,879

Total Gross Margin and Reconciliation to Loss Before Income Tax
(in thousands)

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Total gross margin	$32,286	$25,135	$61,216	$54,104
Selling, general and administrative	27,111	20,982	49,491	42,052
Acquisition and integration expenses	1,225	—	1,999	—
Interest expense	12,745	11,855	24,450	23,362

Loss before income tax	$(8,795)	$(7,702)	$(14,724)	$(11,310)

Total Assets by Reporting Segment
(in thousands)

	June 30, 2011	December 31, 2010
Medical Equipment Outsourcing	$444,497	409,315
Technical and Professional Services	87,726	85,175
Medical Equipment Sales and Remarketing	18,603	18,603
Corporate and Unallocated	418,964	319,935

Total Company Assets	$969,790	833,028

14. Business Segments

        The Company operates in three reportable segments:

  •
  Medical equipment outsourcing is the segment which the Company provides medical equipment outsourcing services to its customers, including more than 4,250 acute care hospitals and 4,350 alternate site providers in the United States, including some of the nation's premier health care institutions.

  •
  Technical and professional services offers a broad range of inspection, preventative maintenance, repair, logistic and consulting services through the Company's team of over 325 technicians and professionals located in its nationwide network of offices.

  •
  Medical equipment sales and remarketing is the segment through which the Company buys, sources, remarkets and disposes of pre-owned medical equipment for its customers through the Company's Asset Recovery Program; provides sales and distribution of specialty medical equipment; and offers its customers disposable items that are used on a single use basis.

        The Company identifies its segments based on its organizational structure and its internal reporting.

	Year Ended December 31,
(in thousands)	2010	2009	2008
Medical Equipment Outsourcing
Net Sales	$250,455	$232,623	$223,676
Gross margin	89,439	84,803	79,895
Assets	409,315	420,940	432,643
Amortization and Depreciation	11,625	11,793	12,643
Technical and Professional Services
Net Sales	44,426	42,395	45,225
Gross margin	12,736	11,856	12,549
Assets	85,175	85,867	86,559
Amortization and Depreciation	692	692	692
Intangible asset impairment charge	—	—	4,000
Medical Equipment Sales and Remarketing
Net Sales	22,541	22,186	20,218
Gross margin	6,199	4,009	4,745
Assets	18,603	18,603	18,603
Corporate and Unallocated
Assets	319,935	309,993	339,920
Amortization and Depreciation	79,422	74,562	72,488
Capital Expenditures	76,998	53,527	73,903
Total Company Assets, Amortization and Depreciation and Capital Expenditures
Assets	833,028	835,403	877,725
Amortization and Depreciation	91,739	87,047	85,823
Capital Expenditures	76,998	53,527	73,903
Impairment charge	—	—	4,000
Total Gross Margin and Reconciliation to Loss Before Income Taxes
Total gross margin	$108,374	$100,668	$97,189
Selling, general and administrative	89,336	84,225	85,166
Intangible asset impairment charge	—	—	4,000
Interest expense	46,457	46,505	46,878

Loss before income tax	$(27,419)	$(30,062)	$(38,855)

        Gross margin represents net revenues less total direct costs.

        Segment assets for the three business segments (excluding Corporate and Unallocated) primarily include goodwill and intangible assets, which is consistent with the Company's reporting to its Chief Operating Decision Maker, other assets are not allocated to the three business segments. Thus, assets included in Corporate and Unallocated contain all other Company assets.

Pension Plan	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Employee Benefit Plans
Employee Benefit Plans

14. Pension Plan

        The components of net periodic pension costs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
(in thousands)	2011	2010	2011	2010
Interest cost	$275	$274	$548	$544
Expected return on plan assets	(308)	(308)	(617)	(609)
Recognized net actuarial loss	92	40	176	77

Net periodic cost	$59	$6	$107	$12

        Future benefit accruals for all participants were frozen as of December 31, 2002. We made required contributions of $0.2 million during the six months ended June 30, 2011.

11. Employee Benefit Plans

        ASC Topic 718, "Compensation—Retirement Benefits" requires employers to recognize the under funded or over funded status of a defined benefit post retirement plan as an asset or liability in its statements of financial position and to recognize changes in the funded status in the year in which the changes occur through accumulated other comprehensive income. Additionally, ASC Topic 718 requires employers to measure the funded status of a plan as of the date of its year-end statement of financial position. At the time of adoption of ASC Topic 718, the full funded status of our defined benefit post retirement plan had been recognized in prior years' purchase accounting due to the Transaction. The adoption had no impact to the measurement date used in our year-end statement of financial position as related to our noncontributory defined benefit pension plan.

        Pension plan benefits are to be paid to eligible employees after retirement based primarily on years of credited service and participants' compensation. The Company uses a December 31 measurement date. Effective December 31, 2002, the Company froze the benefits under the pension plan. The change in benefit obligation, pension plan assets and funded status as of and for the years ended December 31, 2010 and 2009.

Change in Benefit Obligation

(in thousands)	2010	2009
Benefit obligations at beginning of Period	$18,608	$17,772
Interest cost	1,088	1,065
Actuarial loss	1,560	527
Benefits paid	(767)	(756)

Benefit obligation at end of period	$20,489	$18,608

Change in Plan Assets

(in thousands)	2010	2009
Fair value of plan assets at beginning of year	$12,202	$9,925
Actual return on plan assets	1,759	2,673
Benefits paid	(767)	(756)
Employer contribution	865	360

Fair value of plan assets at end of year	$14,059	$12,202

Funded Status

(in thousands)	2010	2009
Funded Status	$(6,430)	$(6,406)
Unrecognized net actuarial loss/Accumulated Other Comprehensive Loss	7,230	6,365

Net (accrued) amount recognized	$800	$(41)

        A summary of our pension plan projected benefit obligation, accumulated obligation and fair value of pension plan assets at December 31, are as follows:

(in thousands)	2010	2009
Projected benefit obligation	$20,489	$18,608
Accumulated benefit obligation ("ABO")	20,489	18,608
Fair value of plan assets	14,059	12,202
ABO less Fair value of plan assets	6,430	6,406

        Amounts recognized in the Balance Sheets at December 31, are as follows:

(in thousands)	2010	2009
Current liabilities	$975	$685
Noncurrent liabilities	5,455	5,721

Total amount recognized	$6,430	$6,406

Net Periodic Benefit Cost (Benefit)

        The components of net periodic benefit cost (benefit) are as follows:

	Year Ended December 31,
(in thousands)	2010	2009	2008
Interest cost	$1,088	$1,065	$1,033
Expected return on plan assets	(1,218)	(1,213)	(1,231)
Recognized net actuarial loss	154	12	—

Net periodic benefit cost (benefit)	$24	$(136)	$(198)

Change in Accumulated Other Comprehensive Loss

	Year Ended December 31,
(in thousands)	2010	2009
Beginning of year	$(6,365)	$(7,310)
Net actuarial gains(losses)	(1,019)	933
Amortization of net gains	154	12

	$(7,230)	$(6,365)

Pension Plan Assets

        Our target pension plan asset allocation and actual pension plan allocation of assets at December 31, are as follows:

Asset Category	Target Allocation	2010	2009
Equity securities	70%	77%	71%
Debt securities and cash	30	23	29

	100%	100%	100%

        The pension plan assets are invested with the objective of maximizing long-term returns while minimizing material losses in order to meet future benefit obligations when they come due.

        The Company utilizes an investment approach with a mix of equity and debt securities used to maximize the long-term return on assets. Risk tolerance is established through consideration of pension plan liabilities, funded status and corporate financial condition. The investment portfolio consists of a diversified blend of mutual funds and fixed-income investments. Investment risk is measured and monitored on an ongoing basis through quarterly investment portfolio reviews and annual asset and liability reviews.

Fair Value Measurement

        The following table presents our plan assets using the fair value hierarchy as of December 31, 2010 and 2009.

	Year Ended December 31,
(in thousands)	2010	2009
Level 1
Equity Securities	$10,769	$8,643
Debt Securities and Cash	3,290	3,559
Level 2	—	—
Level 3	—	—

	$14,059	$12,202

        Investments in Equity and Debt Securities are valued at the net asset value of units held at the end of the period based upon the value of the underlying investments as determined by quoted market prices. These investments are classified as Level 1.

Contributions

        The Company contributed $0.9, $0.4 and $0.8 million to the pension plan during the years ended December 31, 2010, 2009 and 2008, respectively. The Company expects to make contributions of approximately $1.0 million in 2011.

Estimated Future Benefit Payments

        The following benefit payments are expected to be paid:

(in thousands)
2011	$770
2012	813
2013	832
2014	883
2015	923
2016 to 2020	5,429

Pension Plan Assumptions

        The following weighted-average assumptions were used as of each of the years ended December 31, as follows:

	2010	2009	2008
Weighted-average actuarial assumptions used to determine benefit obligations:
Discount rate	5.42%	5.92%	6.10%
Expected return on assets	8.00%	8.00%	8.00%
Weighted-average assumptions used to determine net periodic benefit cost (benefit):
Discount rate	5.92%	6.10%	6.47%
Expected return on assets	8.00%	8.00%	8.00%
Rate of compensation increase	N/A	N/A	N/A

        These assumptions are reviewed on an annual basis. In determining the expected return on asset assumption, the Company evaluates the long-term returns earned by the pension plan, the mix of investments that comprise pension plan assets and forecasts of future long-term investment returns.

Other Employee Benefits

        The Company also sponsors a defined contribution plan, which qualifies under Section 401(k) of the Internal Revenue Code of 1986, as amended (the "Code") and covers substantially all of the Company's employees. Employees may contribute annually up to 60% of their base compensation on a pre-tax basis (subject to Internal Revenue Service limitation). The company matching contribution is 50% of the first 6% of base compensation that an employee contributes. We made matching contributions to the plan of approximately $1.4, $1.3 and $1.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

        The Company is self-insured for employee health care up to $130,000 per member per plan year and aggregate claims up to 125% of expected claims per plan year. Also, the Company purchases workers' compensation and automobile liability coverage with related deductibles. The Company is liable for workers' compensation and automobile liability claims up to $250,000 and $100,000 per individual claim, respectively. Self-insurance and deductible costs are included in other accrued expenses in the Balance Sheets and are accrued based upon the aggregate of the liability for reported claims and an actuarially determined estimated liability for claims development and incurred but not reported.

Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Income Taxes
Income Taxes

15. Income Taxes

        Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration in accordance with ASC Topic 740. We determined that neither expected reversals of these deferred tax assets and liabilities nor future earnings or other assumptions assured recoverability of all of our net operating loss carry forwards prior to their expiration and accordingly established a valuation allowance in the third quarter of 2010. The April 1, 2011 acquisition of Emergent Group resulted in larger deferred tax liabilities than deferred tax assets due to opening balance sheet deferred tax liabilities recorded for intangibles and fixed assets. This discrete event had the one-time effect of reducing our valuation allowance by approximately $8.3 million on that date, though this amount was offset by approximately $5.8 million of additional valuation allowance resulting during the six months ended June 30, 2011. In future reporting periods, we will continue to assess the likelihood that deferred tax assets will be realizable.

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(4.6)	(4.8)	(3.5)	(4.8)
Permanent items	1.1	1.6	2.5	1.4
Valuation allowance	(52.3)	0.0	(16.8)	0.0
Other	5.3	4.9	3.2	4.0

Effective income tax rate	(85.5)%	(33.3)%	(49.6)%	34.4%

        At June 30, 2011, the Company had available unused federal net operating loss carryforwards of approximately $144.5 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

12. Income Taxes

        The provision (benefit) for income taxes consists of the following:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Current—State	$291	$221	$142
Current—Federal	—	57	—
Deferred	1,401	(11,767)	(15,501)

	$1,692	$(11,489)	$(15,359)

        Reconciliations between the Company's effective income tax rate and the U.S. statutory rate follow:

	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Statutory U.S. Federal income tax rate	(35.0)%	(35.0)%	(35.0)%
State income taxes, net of U.S. Federal income tax	(4.0)	(4.8)	(4.8)
Valuation allowance	42.2	—	—
Permanent items	1.0	0.7	0.5
Deferred item adjustments	2.0	0.9	(0.2)

Effective income tax rate	6.2%	(38.2)%	(39.5)%

        The components of the Company's overall deferred tax assets and liabilities at December 31, 2010 and 2009, are as follows:

(in thousands)	December 31, 2010	December 31, 2009
Deferred tax assets
Accounts receivable	$780	$975
Accrued compensation and pension	7,701	5,194
Inventories	335	327
Other assets	3,836	3,867
Unrealized loss on cash flow hedge	6,372	8,472
Unrealized loss on pension	2,818	2,533
Net operating loss carryforwards	50,263	53,094

Deferred tax assets	72,105	74,462
Valuation Allowance	(11,958)	—

Deferred tax assets	60,147	74,462

Deferred tax liabilities
Accelerated depreciation and amortization	(118,403)	(129,561)
Prepaid assets	(692)	(189)

Total deferred tax liabiliites	(119,095)	(129,750)

Net deferred tax liability	$(58,948)	$(55,288)

        At December 31, 2010, the Company had available unused federal net operating loss carryforwards of approximately $134.7 million. The net operating loss carryforwards will expire at various dates from 2020 through 2030.

        We evaluate the recoverability of our deferred tax assets by scheduling the expected reversals of deferred tax assets and liabilities in order to determine whether net operating loss carry forwards are recoverable prior to expiration. During 2010, we determined that it was no longer more likely than not that all of our net operating loss carry forwards will be recovered prior to their expiration based on the expected reversals of these deferred tax assets and liabilities, future earnings, or other assumptions. Accordingly, we established a valuation allowance of $12.0 million to recognize this uncertainty and, in future reporting periods, will continue to assess the likelihood that deferred tax assets will be realizable.

        Under the Code, certain corporate stock transactions into which the Company has entered or may enter in the future could limit the amount of net operating loss carryforwards which may be utilized on an annual basis to offset taxable income in future periods.

        ASC Topic 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

        Our evaluation was performed for the tax years ended December 31, 2010, 2009 and 2008 the tax years that remain subject to examination by major tax jurisdictions as of December 31, 2010. We do not believe there will be any material changes in our unrecognized tax positions over the next twelve months.

        A reconciliation of the beginning and ending amount of unrecognized tax benefit for the years ended December 31, 2010, 2009 and 2008:

(in thousands)
Unrecognized tax benefits balance at January 1, 2008	$2,100
Gross increases for tax positions in 2008	—

Unrecognized tax benefits balance at December 31, 2008	$2,100
Gross increases for tax positions in 2009	—

Unrecognized tax benefits balance at December 31, 2009	2,100
Gross increases for tax positions in current period	—

Unrecognized tax benefits balance at December 31, 2010	$2,100

        All of the unrecognized tax benefits at December 31, 2010 would affect the remaining balance attributable to the Transaction in accordance with ASC Topic 740.

Consolidating Financial Statements	6 Months Ended
Jun. 30, 2011
Consolidating Financial Statements
Consolidating Financial Statements

16. Consolidating Financial Statements

        In accordance with the provisions of the Second Lien Senior Indenture, as wholly owned subsidiaries of UHS, Emergent Group and PRI Medical have jointly and severally guaranteed all the Company's Obligations (as defined in the Second Lien Senior Indenture) under the Second Lien Senior Indenture on a full and unconditional basis. Consolidating financial information of UHS and the guarantors is presented on the following pages.

Consolidating Balance Sheets
(in thousands, except share and per share information)
(unaudited)

	At June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$35,914	$1,833	$—	$37,747
Accounts receivable, less allowance for doubtful accounts	61,258	4,130	—	65,388
Due from (to) affiliates	(1,150)	1,150	—	—
Inventories	4,770	1,261	—	6,031
Deferred income taxes	11,656	286	—	11,942
Other current assets	3,838	1,359	—	5,197

Total current assets	116,286	10,019	—	126,305
Property and equipment, net:
Medical equipment, net	224,646	7,162	—	231,808
Property and office equipment, net	21,882	191	—	22,073

Total property and equipment, net	246,528	7,353	—	253,881
Other long-term assets:
Goodwill	283,141	40,848	—	323,989
Investment in subsidiary	60,210	—	(60,210)	—
Other intangibles, net	230,052	21,472	—	251,524
Other, primarily deferred financing costs, net	14,014	77	—	14,091

Total assets	$950,231	$79,769	$(60,210)	$969,790

Liabilities and Total Equity
Current liabilities:
Current portion of long-term debt	$3,767	$1,795	$—	$5,562
Interest rate swap	11,019	—	—	11,019
Book overdrafts	4,739	—	—	4,739
Accounts payable	21,777	1,798	—	23,575
Accrued compensation	13,335	1,185	—	14,520
Accrued interest	4,827	—	—	4,827
Dividend payable	33,501	—	—	33,501
Other accrued expenses	12,603	752	—	13,355

Total current liabilities	105,568	5,530	—	111,098
Long-term debt, less current portion	647,706	2,428	—	650,134
Pension and other long-term liabilities	6,756	1,466	—	8,222
Payable to Parent	16,937	—	—	16,937
Deferred income taxes	65,296	9,765	—	75,061
Commitments and contingencies (Note 10)
Total equity
Common stock	—	—	—	—
Additional paid-in capital	214,294	60,019	(60,019)	214,294
Accumulated income (deficit)	(95,022)	191	—	(94,831)
Accumulated earnings in subsidiary	191	—	(191)	—
Accumulated other comprehensive loss	(11,495)	—	—	(11,495)

Total Universal Hospital Services, Inc. equity	107,968	60,210	(60,210)	107,968

Non controlling interest	—	370	—	370
Total equity	107,968	60,580	(60,210)	108,338

Total liabilities and equity	$950,231	$79,769	$(60,210)	$969,790

Consolidating Statements of Operations
(in thousands)
(unaudited)

	For the three months ended June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$65,792	$8,055	$—	$73,847
Technical and professional services	11,361	—	—	11,361
Medical equipment sales and remarketing	5,876	—	—	5,876

Total revenues	83,029	8,055	—	91,084
Cost of Sales
Cost of medical equipment outsourcing	24,264	4,202	—	28,466
Cost of technical and professional services	8,227	0	—	8,227
Cost of medical equipment sales and remarketing	4,600	0	—	4,600
Medical equipment depreciation	16,808	697	—	17,505

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	53,899	4,899	—	58,798

Gross margin	29,130	3,156	—	32,286
Selling, general and administrative	25,018	2,093	—	27,111
Acquisition and integration expenses	831	394	—	1,225

Operating income	3,281	669	—	3,950
Equity in earnings of subsidiary	329	—	(329)	—
Interest expense	12,659	86	—	12,745

Loss before income taxes and non controlling interest	(9,049)	583	(329)	(8,795)
Provision (benefit) for income taxes	(7,774)	254	—	(7,520)

Consolidated net loss	(1,275)	329	(329)	(1,275)
Net income attributable to non controlling interest	138	138	(138)	138

Net loss attributable to Universal Hospital Services, Inc.	$(1,413)	$191	$(191)	$(1,413)

Consolidating Statements of Operations
(in thousands)
(unaudited)

	For the six months ended June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Revenue
Medical equipment outsourcing	$132,031	$8,055	$—	$140,086
Technical and professional services	22,231	—	—	22,231
Medical equipment sales and remarketing	11,482	—	—	11,482

Total revenues	165,744	8,055	—	173,799
Cost of Sales
Cost of medical equipment outsourcing	48,698	4,202	—	52,900
Cost of technical and professional services	16,110	—	—	16,110
Cost of medical equipment sales and remarketing	8,900	—	—	8,900
Medical equipment depreciation	33,976	697	—	34,673

Total costs of medical equipment outsourcing, technical and professional services and medical equipment sales and remarketing	107,684	4,899	—	112,583

Gross margin	58,060	3,156	—	61,216
Selling, general and administrative	47,398	2,093	—	49,491
Acquisition and integration expenses	1,605	394	—	1,999

Operating income	9,057	669	—	9,726
Equity in earnings of subsidiary	329	—	(329)	—
Interest expense	24,364	86	—	24,450

Loss before income taxes and non controlling interest	(14,978)	583	(329)	(14,724)
Provision (benefit) for income taxes	(7,561)	254	—	(7,307)

Consolidated net loss	(7,417)	329	(329)	(7,417)
Net income attributable to non controlling interest	138	138	(138)	138

Net loss attributable to Universal Hospital Services, Inc.	$(7,555)	$191	$(191)	$(7,555)

Consolidating Statements of Cash Flows
(in thousands)
(unaudited)

	For the six months ended June 30, 2011
	Parent Issuer UHS	Subsidiary Guarantor Emergent Group	Consolidating Adjustments	Consolidated
Cash flows from operating activities:
Consolidated net loss	$(7,746)	$329	$—	$(7,417)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	38,677	737	—	39,414
Amortization of intangibles, deferred financing costs and bond premium	7,999	677	—	8,676
Provision for doubtful accounts	405	(5)	—	400
Provision for inventory obsolescence	76	—	—	76
Non-cash stock-based compensation expense	2,196	—	—	2,196
Non-cash gain on trade-in of recalled equipment	(3,292)	—	—	(3,292)
Loss (gain) on sales and disposals of equipment	(807)	6	—	(801)
Deferred income taxes	(7,352)	243	—	(7,109)
Changes in operating assets and liabilities:
Accounts receivable	(1,702)	392	—	(1,310)
Due from (to) affiliates	1,150	(1,150)	—	—
Inventories	(85)	(40)	—	(125)
Other operating assets	(299)	47	—	(252)
Accounts payable	(1,738)	(373)	—	(2,111)
Other operating liabilities	2,446	299	—	2,745

Net cash provided by operating activities	29,928	1,162	—	31,090

Cash flows from investing activities:
Medical equipment purchases	(47,997)	(119)	—	(48,116)
Property and office equipment purchases	(3,227)	(8)	—	(3,235)
Proceeds from disposition of property and equipment	1,492	4	—	1,496
Acquisitions, net of cash acquired	(66,519)	—	1,480	(65,039)

Net cash used in investing activities	(116,251)	(123)	1,480	(114,894)

Cash flows from financing activities:
Proceeds under senior secured credit facility	132,250	—	—	132,250
Payments under senior secured credit facility	(185,150)	—	—	(185,150)
Payments of principal under capital lease obligations	(2,175)	(539)	—	(2,714)
Payment of deferred financing costs	(3,500)	—	—	(3,500)
Proceeds from issuance of bonds	178,938	—	—	178,938
Accrued interest received from bondholders	661	—	—	661
Cash paid to non controlling interests	—	(147)	—	(147)
Proceeds from exercise of parent company stock options	40	—	—	40
Change in book overdrafts	1,173	—	—	1,173

Net cash provided by (used in) financing activities	122,237	(686)	—	121,551

Net change in cash and cash equivalents	35,914	353	1,480	37,747
Cash and cash equivalents at the beginning of period	—	1,480	(1,480)	—

Cash and cash equivalents at the end of period	$35,914	$1,833	$—	$37,747